As filed with the Securities and Exchange Commission on December 15, 2015

Securities Act Registration No. 333-33302

Investment Company Act Registration No. 811-09871

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[x]
Pre-Effective Amendment No. __	[_]
Post-Effective Amendment No. 48	[x]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[x]
Amendment No. 50	[x]

(Check appropriate box or boxes.)

Cullen Funds Trust

(Exact Name of Registrant as Specified in Charter)

645 Fifth Avenue

New York, NY 10022

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 843-0506

Brooks Cullen

645 Fifth Avenue

New York, NY 10022

(Name and Address of Agent for Service)

With copy to:

Carla Teodoro, Esq.

Sidley Austin LLP

787 Seventh Ave.

New York, New York 10019

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)

[_]	on (date) pursuant to paragraph (b)

[_]	60 days after filing pursuant to paragraph (a)(1)

[_]	on (date) pursuant to paragraph (a)(1)

[_]	75 days after filing pursuant to paragraph (a)(2)

[_]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[_]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CULLEN ENHANCED EQUITY INCOME FUND

	Retail Class	Class I	Class C
CULLEN ENHANCED EQUITY INCOME FUND	ENHRX	ENHNX	ENHCX

PROSPECTUS

December 15, 2015

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

YOUR INVESTMENT

Summary Information

Cullen Enhanced Equity Income Fund

Investment Objective

The investment objectives of the Cullen Enhanced Equity Income Fund (the “Enhanced Equity Income Fund” or the “Fund”) are to seek long-term capital appreciation and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Enhanced Equity Income Fund.

Shareholder Fees (fees paid directly from your investment):

	Retail Class	Class C	Class I
Redemption Fee (as a percentage of amount
redeemed)[a]	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Retail Class	Class C	Class I
Management Fee	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses[b]	0.95%	0.95%	0.95%
Acquired Fund Fees & Expenses[c]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	2.21%	2.96%	1.96%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[d]	1.20%	1.20%	1.20%
Net Annual Fund Operating Expenses	1.01%	1.76%	0.76%

a	You will be charged a 2% redemption fee if you redeem or exchange shares of the Enhanced Equity Income Fund within seven (7) days of purchase. The redemption fee is payable to the Enhanced Equity Income Fund and is intended to benefit the remaining shareholders by reducing the cost of short term trading. The Enhanced Equity Income Fund’s Transfer Agent charges a $15 wire redemption fee to shareholders who elect to redeem by wire transfer.

b	Other expenses are based on estimated amounts, and may include custodian, transfer agency, shareholder servicing plan fees and other customary fund expenses.

c	Acquired Fund Fees & Expenses are based on estimated amounts.

d	Cullen Capital Management LLC (the “Adviser”) has contractually agreed to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund Fees & Expenses (“AFFE”), interest, taxes, extraordinary expenses and Distribution and Service (12b-1) Fees, if any) to not more than 1.00% for Retail Class shares, 1.75% for Class C shares and 0.75% for Class I shares of the Enhanced Equity Income Fund, through October 31, 2017. The Adviser may, due to a recapture provision of the written fee waiver and expense reimbursement agreement, recapture any expenses or fees it has reduced or reimbursed within a three-year period from the date of reimbursement, provided that recapture does not cause the Enhanced Equity Income Fund to exceed existing expense limitations. The Agreement to limit the Net Annual Fund Operating

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Expenses may not be terminated by either the Enhanced Equity Income Fund or the Adviser prior to its termination date.

Expense Example

This example is intended to help you compare the cost of investing in the Enhanced Equity Income Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Enhanced Equity Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year, that the Enhanced Equity Income Fund’s operating expenses remain the same, and that the expense waiver and reimbursement agreement is in place for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years*
Retail Class	$103	$575
Class C	$179	$802
Class I	$78	$499

*	The Expense Example amounts reflect the expense waiver and reimbursement agreement that is in effect through October 31, 2017. Thus, the 3 year example reflects the expense waiver and reimbursement only for the first year.

Portfolio Turnover

The Enhanced Equity Income Fund pays transaction costs, such as commissions, when it buys and sells securities (“portfolio turnover”). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Enhanced Equity Income Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Enhanced Equity Income Fund’s performance. Further, by writing covered call options, the Fund’s portfolio securities are susceptible to being called by the holder of the option, thereby creating a likelihood of additional portfolio turnover.

Principal Investment Strategies

The Enhanced Equity Income Fund invests, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in dividend paying common stocks of medium-capitalization companies (which are companies with a typical capitalization range of between $5 billion and $12 billion at the time of investment) and large-capitalization companies (which are companies with a typical capitalization range greater than $12 billion at the time of investment). As a point of comparison, a high dividend common stock that the Enhanced Equity Income Fund would invest in would generally have a dividend yield greater than the average dividend yield of the equity securities in the S&P 500® Index.

The Enhanced Equity Income Fund invests roughly similar amounts of its assets in each stock in the portfolio at the time of original purchase, although the portfolio is not systematically rebalanced. This approach avoids the overweighting of any individual security being purchased. In addition to seeking high dividend yield, the Adviser employs a “value” style investing approach, which means that it selects stocks for the portfolio by screening for securities with low price-to-earnings ratios but that possess above-average earnings and dividend growth potential. For securities that meet such screening criteria, the Adviser will conduct fundamental research on the underlying company. The Adviser may sell portfolio stocks when they are no longer attractive based on their growth potential, dividend yield or price.

As part of its strategy, the Enhanced Equity Income Fund, in order to generate additional portfolio income, will selectively write covered call options, with a target range of between 25-40% of the number of shares of the underlying equity securities owned by the Enhanced Equity Income Fund. A call option is a short-term contract entitling the purchaser, in return for a premium paid, the right to buy the underlying equity security at a specified price upon exercise of the option at any time prior to its expiration. Writing a covered call option allows the

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Enhanced Equity Income Fund to receive a premium. A call option gives the holder the right, but not the obligation, to buy the underlying equity stock from the writer of the option at a given price during a specific period.

The Enhanced Equity Income Fund may invest up to 30% of its assets in foreign securities. These investments are generally made in American Depositary Receipts (“ADRs”), which trade on U.S. exchanges. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts.

The Enhanced Equity Income Fund generally invests substantially all of its assets in common stocks and ADRs but may invest in other equity securities, which can include convertible debt, exchange-traded funds (ETFs) that invest primarily in equity securities, warrants, rights, equity interests in real estate investment trusts (REITs), equity interests in master limited partnerships (MLPs), and preferred stocks.

The Fund will not engage in derivatives except to the extent that the writing of covered call options is deemed to involve derivatives.

Principal Risks

Like all investments, investing in the Enhanced Equity Income Fund involves risks, including the risk that you may lose part or all of the money you invest.

General Stock Risks. The Enhanced Equity Income Fund’s major risks are those of investing in the stock market, which can mean that the Enhanced Equity Income Fund may experience sudden, unpredictable declines in value, as well as periods of poor performance. Periods of poor performance and declines in value of the Enhanced Equity Income Fund’s underlying equity investments can be caused, and also be further prolonged, by many circumstances that can confront the global economy such as declining consumer and business confidence, malfunctioning credit markets, increased unemployment, reduced levels of capital expenditures, fluctuating commodity prices, bankruptcies, and other circumstances, all of which can individually and collectively have direct effects on the valuation and/or earnings power of the companies in which the Enhanced Equity Income Fund invests. Stock markets worldwide have experienced significant volatility in recent periods as a result of market participants reacting to economic data and market indicators that have contradicted previous assumptions and estimates. At times, these reactions have created scenarios where investors and traders have redeemed their investments/holdings en masse thereby creating additional and often significant downward price pressure than might be experienced in less volatile periods. In the future, market participants’ views on the valuation and/or earnings power of a company and the overall state of the economy can cause similar significant short-term and long-term volatility in the value of the Enhanced Equity Income Fund’s shares. As a result, you could lose money investing in the Enhanced Equity Income Fund.

Options or Covered Call Writing. The market price of the covered call options will, in most instances, move in conjunction with the price of the underlying respective equity security. However, if the security rises in value and the covered call option is exercised, the Enhanced Equity Income Fund may not participate fully in the market appreciation of the security, which may negatively affect your investment return. The Fund’s writing of covered call options are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

The U.S. government is in the process of adopting and implementing regulations governing derivatives markets, which may include options or covered call writing, including mandatory clearing of certain derivatives, margin, reporting and registration requirements. The ultimate impact of the regulations remains unclear. Additional U.S. or other regulations may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives. Future regulatory developments may impact the Fund’s

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ability to invest or remain invested in certain derivatives. The Adviser cannot predict the effects of any new governmental regulation that may be implemented on the ability of the Fund to use derivative products, including options or covered calls, and there can be no assurance that any new governmental regulation will not adversely affect the Fund’s ability to achieve its investment objectives.

Medium-Capitalization Companies Risk. The Enhanced Equity Income Fund may invest in the stocks of medium-capitalization companies. Medium-capitalization companies often have narrower markets and limited managerial and financial resources compared to those of larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business reversals, which could increase the volatility of the Enhanced Equity Income Fund’s portfolio.

Large-Capitalization Companies Risk. The Enhanced Equity Income Fund may invest in the stocks of large-capitalization companies. Securities issued by large-capitalization companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Value Style Investing Risk. Different types of equity investment strategies tend to shift in and out of favor depending on market and economic conditions, and the performance resulting from the Enhanced Equity Income Fund’s “value” investment style may sometimes be lower than that of equity funds following other styles of investment.

Foreign Securities Risk. Foreign investments involve additional risks, which include currency exchange-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. More specific risks include:

•	future political and economic developments,
•	the imposition of foreign withholding taxes on dividend and interest income payable on the securities,
•	the possible establishment of exchange controls,
•	the possible seizure or nationalization of foreign investments, and
•	the adoption of other foreign governmental restrictions which might adversely affect the payment of amounts due with respect to such securities.

You may lose money by investing in the Enhanced Equity Income Fund if any of the following occur:

•	foreign stock markets decline in value,
•	the Enhanced Equity Income Fund has difficulty selling smaller capitalization or emerging market stocks during a market due to lower liquidity,
•	the value of a foreign currency declines relative to the U.S. dollar, or
•	political, social or economic instability in a foreign country causes the value of the Enhanced Equity Income Fund’s investments to decline.

All of the risks of investing in foreign securities are heightened by investing in emerging markets. Emerging markets have been more volatile than the markets of developed countries with more mature economies. ADRs are subject to the risks of foreign investments and may not always track the price of the underlying foreign security. Even when denominated in U.S. currency, the depositary receipts are subject to currency risk if the underlying security is denominated in a foreign currency.

Market Disruptions Risk; Sovereign Debt Crises Risks. Beginning in 2008 and continuing through much of 2009 and 2010, the global financial markets underwent pervasive and fundamental disruptions, resulting in substantial declines in valuation and liquidity in the global capital markets.  This global market turmoil, combined with a global reduction in the availability of credit, has led to an increased level of commercial and consumer delinquencies and contributed to a lack of consumer confidence, increased market volatility and reduction of business activity generally.  The resulting economic pressure on consumers and lack of confidence in the financial markets also adversely affected the equity markets. Consumer and business confidence remains fragile and subject to possible reversal for a variety of reasons, including high and growing debt levels by many consumers, business institutions

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and governments in the United States, certain countries in Europe and elsewhere around the world, and continued weakness in global job markets.  The securities of the United States, as well as several countries across Europe and Asia, have in recent years been, or are at risk of being, downgraded, and sovereign debt crises have persisted in certain countries in those regions.  These events and circumstances could result in further market disruptions that could adversely affect financial markets on a global basis.

Government Intervention Risk.  The global financial markets have in the past few years gone through pervasive and fundamental disruptions which have led to extensive and unprecedented governmental intervention.  Such intervention has in certain cases been implemented on an “emergency” basis, suddenly and substantially eliminating market participants’ ability to continue to implement certain strategies or manage the risk of their outstanding positions.  In addition, these interventions have typically been unclear in scope and application, resulting in confusion and uncertainty which in itself has been materially detrimental to the efficient functioning of the markets as well as previously successful investment strategies.

In response to the recent financial crises, the Obama Administration and the U.S. Congress proposed sweeping reform of the U.S. financial regulatory system. After over a year of debate, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) became law in July 2010. Because many provisions of the Dodd-Frank Act require rulemaking by the applicable regulators before becoming fully effective and the Dodd-Frank Act mandates multiple agency reports and studies (which could result in additional legislative or regulatory action), it is difficult to predict the impact of the Dodd-Frank Act on the Enhanced Equity Income Fund, the Adviser and the markets in which they trade and invest. The Dodd-Frank Act could result in certain investment strategies in which the Fund engages or may have otherwise engaged becoming non-viable or non-economic to implement.

Performance Information

No performance information is available for the Enhanced Equity Income Fund because it has not yet completed a full calendar year of operations. In the future, the Enhanced Equity Income Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Enhanced Equity Income Fund by comparing the Enhanced Equity Income Fund’s performance with a broad measure of market performance and by showing changes in the Enhanced Equity Income Fund’s performance from year to year. Updated performance information will be available at www.cullenfunds.com.

Investment Adviser

Cullen Capital Management LLC serves as the investment adviser to the Enhanced Equity Income Fund.

Portfolio Managers

James P. Cullen, the Adviser’s Chairman and Chief Executive Officer and controlling member, has been a portfolio manager of the Enhanced Equity Income Fund since its inception on December 15, 2015. He is also a founder of Schafer Cullen Capital Management, Inc., a registered investment adviser, and has been its Chairman and Chief Executive Officer since December 1982.

Jennifer Chang has served as a co-portfolio manager of the Enhanced Equity Income Fund since its inception on December 15, 2015. Ms. Chang currently works as Portfolio Manager and Executive Director at the Adviser and has worked there since 2006.

Tim Cordle has served as a co-portfolio manager of the Fund since its inception on December 15, 2015. Mr. Cordle currently works as Portfolio Manager and Managing Director at the Adviser and has worked there since 2012.

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Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Enhanced Equity Income Fund on days the New York Stock Exchange (NYSE) is open for trading by written request to the addresses below, by wire transfer, by telephone at 1-877-485-8586 or through any broker/dealer organization that has a sales agreement with the Enhanced Equity Income Fund’s distributor. Purchases and redemptions by telephone are only permitted if you previously established these options on your account.

Regular mail: Cullen Funds, P.O. Box 13584, Denver, Colorado 80201

Overnight mail: Cullen Funds, 1290 Broadway, Suite 1100, Denver, Colorado 80203

The Enhanced Equity Income Fund accepts investment in the following minimum amounts:

Share Class:	Initial	Additional

Retail Class-Regular Accounts	$1,000	$100

Retail Class-IRAs and UGMA/UTMA Accounts, Simple	$250	$50
IRA, SEP-IRA, 403(b)(7), Keogh, Pension Plan and Profit
Sharing Plan Accounts

Class C-Regular Accounts	$1,000	$100

Class C-IRAs and UGMA/UTMA Accounts, Simple IRA,	$250	$50
SEP-IRA, 403(b)(7), Keogh, Pension Plan and Profit
Sharing Plan Accounts
Class I	$1,000,000	$100

•	A registered investment adviser may aggregate all client accounts investing in Class I shares of the Enhanced Equity Income Fund to meet the investment minimum.
•	If you use an Automatic Investment Plan (“AIP”) for a regular account for the Retail Class or Class C shares, the initial investment minimum to open an account is $50 and the additional investment minimum is $50.
•	If you use an Automatic Investment Plan for a custodial or retirement plan account for the Retail Class or Class C shares, the initial investment minimum to open an account as well as the monthly additional investment amount is $25.

Tax Information

The Enhanced Equity Income Fund’s distributions to you are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (“IRA”).

Financial Intermediary Compensation

If you purchase the Enhanced Equity Income Fund through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the Enhanced Equity Income Fund and/or its Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Enhanced Equity Income Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ON INVESTMENT POLICIES AND RISKS

This section contains additional detail on the investment strategies of the Enhanced Equity Income Fund, the related risks that you would face as a shareholder of the Fund and also information about how to find out more about the Fund’s portfolio holdings disclosure policy.

The Fund invests in securities that the Adviser believes offer the prospect of an increase in value over a long-term investment horizon, which the Adviser generally defines as three to five years. For the most part, the Fund will invest in common stocks of companies having a low stock market valuation at the time of purchase (as measured by price/earnings ratios as compared with the average price/earnings ratio of the equity securities in the S&P 500® Total Return Index) in relation to investment value (as measured by prospective earnings growth rates, and dividend growth rates, as compared with market averages of such earnings and rates).

The Adviser then monitors investments for price movement and earnings developments. Once a security is purchased, the Adviser will generally hold it in the Fund’s portfolio until it no longer meets the Fund’s financial or valuation criteria.

Although there may be some short-term portfolio turnover, particularly from exercised covered call options written, the Adviser generally purchases securities which it believes will appreciate in value over the long-term. However, securities may be sold without regard to the time they have been held when, in the Adviser’s opinion, investment considerations warrant such action. Such considerations can include downward price movement, the probability of a decrease in a security’s value and negative earnings developments.

The Fund does not concentrate its investments in any particular industry or group of industries, but diversifies its holdings among as many different companies and industries as seems appropriate in light of conditions prevailing at any given time.

The Fund intends to be fully invested, which generally means that the Fund will be at least 80% invested, plus borrowings for investment purposes, in stocks at all times except to the extent that:

•	unusually large share purchases necessitate the holding of cash equivalents while additional equities are identified and purchased; or
•	anticipated share redemptions indicate that the Fund should hold larger cash reserves to better manage such redemptions.

Investments may also be made in (i) debt securities which are convertible into equity securities, (ii) preferred stocks which are convertible into common stocks, and (iii) warrants or other rights to purchase common stock, all which are considered by the Adviser to be equity securities. The Adviser generally does not engage in market timing by shifting the portfolio or a significant portion thereof in or out of the market in anticipation of market fluctuations.

A portion of the Fund’s assets may be held from time to time in cash or cash equivalents when the Adviser is unable to identify attractive equity investments. Cash equivalents, which can include certificates of deposit, bankers’ acceptances, time deposits, commercial paper, short-term notes, or money market instruments, are instruments or investments of such high liquidity and safety that they are considered almost as safe as cash.

The Fund may temporarily depart from its principal investment strategies by making short-term investments in cash and cash equivalents, when the Fund experiences periods of heavy cash inflows from shareholders purchasing the Fund’s shares. This may result in the Fund not achieving its investment objective and the Fund’s performance may be negatively affected as a result. To the extent that the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

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The Fund invests primarily in the securities of U.S. issuers, although the Fund has the ability to invest up to 30% of its net assets in securities of foreign issuers, or depositary receipts for such securities, which are traded in a U.S. market or are available through a U.S. broker or dealer (regardless of whether traded in U.S. dollars) and which meet the criteria for investment selection set forth above.

Such risks include:

•	future political and economic developments,
•	the imposition of foreign withholding taxes on dividend and interest income payable on the securities,
•	the possible establishment of exchange controls,
•	the possible seizure or nationalization of foreign investments, and
•	the adoption of other foreign governmental restrictions which might adversely affect the payment of amounts due with respect to such securities.

With respect to the securities of foreign issuers which are denominated in foreign currencies, such risks also include currency exchange-rate risk. Generally, the Fund purchases securities which the Fund believes, at the time of purchase, will be subject to exchange controls because foreign issues are made in the form of depositary receipts; however, there can be no assurance that exchange control laws will apply to certain of the Fund’s investments. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing, financial record-keeping and shareholder reporting standards and requirements as domestic issuers.

There are market risks inherent in any investment, and there is no assurance that the respective primary investment objectives of the Fund will be realized or that any income will be earned. Moreover, the application of the Fund’s investment policies is dependent upon the Adviser’s judgment. You should realize that there are risks in any policy dependent upon judgment and that the Adviser does not make any representation that the objectives of the Fund will be achieved or that there may not be substantial losses in any particular investment.

The Fund will write covered call options in order to generate additional income. Writing a covered call involves the Fund selling a call option for an equity security that is currently held in its portfolio. Generally, the Adviser does not expect investments in covered call options to exceed 40% of the Fund’s net assets; however, is not restricted in its ability to invest up to 100% of its assets in covered call options.

The purchaser of a call option has the right to buy, and the writer (in this case the Fund) of a call option has the obligation to sell, an underlying security at a specified exercise price during a specified option period. The advantage of writing covered calls is that the Fund receives a premium for writing the call, which is additional income. However, if the security rises in value and the call is exercised, the Fund may not participate fully in the market appreciation of the security.

At any time the value of the Fund’s shares may be more or less than your cost of shares.

WHO SHOULD INVEST IN THE FUND?

The Fund is appropriate for investors who are comfortable with the risks described in this prospectus and who have long-term investment goals. The Fund is not appropriate for investors concerned primarily with principal stability.

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (SAI). Currently, disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in Annual and Semi-Annual Reports to shareholders and in the quarterly holdings report on Form N-Q. You may obtain copies of the SAI and these reports by making a request to:

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Cullen Funds
P.O. Box 13584
Denver, CO 80201

You can also obtain the SAI, quarterly holdings reports, Annual and Semi-Annual Reports on the SEC’s website at www.sec.gov and on the Fund’s website at www.cullenfunds.com.

WHO MANAGES THE FUND?

Investment Adviser

Cullen Capital Management LLC, located at 645 Fifth Avenue, New York, New York, 10022 serves as the Adviser to the Fund. Subject to the general supervision of the Board of Trustees of the Cullen Funds Trust, the Adviser is responsible for the day-to-day investment decisions of the Fund in accordance with the Fund’s investment objective and policies. In exchange for these services, the Adviser receives an annual management fee, which is calculated daily and paid monthly, based on the average daily net assets of the Fund. As of September 30, 2015, the Adviser and its affiliated adviser, Schafer Cullen Capital Management, had $16.7 billion in assets under management.

Pursuant to the investment advisory agreement between the Fund and the Adviser, the Adviser is paid at an annual rate of 1% of the Fund’s average daily net assets. However, the Adviser has contractually agreed with the Fund to reduce the Fund’s fees and absorb expenses to the extent necessary to limit total annual operating expenses (excluding taxes and acquired fund fees and expenses) to the following percentages for the Fund’s respective share class:

	Net Annual Fund Operating Expenses
Fund Name	Retail Class	Class C	Class I
Cullen Enhanced Equity Income Fund	1.00%	1.75%	0.75%

Because the Fund has not yet commenced operations as of the date of this prospectus, it has not issued an annual or semi-annual shareholder report. Consequently, a discussion of the basis for the Board’s approval of the Fund’s investment advisory contract will be available in a future shareholder report.

Portfolio Managers

Below are descriptions of the portfolio managers jointly responsible for the day-to-day management of the Fund. Information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership in the Fund can be found in the SAI.

James P. Cullen, the Adviser’s Chairman and Chief Executive Officer and controlling member, has been a portfolio manager of the Fund since the Fund’s inception on December 15, 2015. Mr. Cullen has been in the investment management business for more than 45 years. He is also a founder of Schafer Cullen Capital Management, Inc., a registered investment adviser, and has been its Chairman and Chief Executive Officer since December 1982. Prior to forming Schafer Cullen Capital Management, Inc., Mr. Cullen was a Vice President of Donaldson, Lufkin & Jenrette.

Jennifer Chang has served as a co-portfolio manager of the Fund since its inception on December 15, 2015. Ms. Chang currently works as Portfolio Manager and Executive Director at the Adviser and has worked there since 2006.

Tim Cordle has served as a co-portfolio manager of the Fund since its inception on December 15, 2015. Mr. Cordle currently works as Portfolio Manager and Managing Director at the Adviser and has worked there since 2012.

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Custodian, Transfer Agent, Dividend Disbursing Agent, and Fund Administrator

State Street Bank & Trust Company serves as custodian for the Fund’s cash and securities. ALPS Fund Services, Inc. provides transfer agent, dividend disbursing services and administrative services to the Fund.

Distributor

ALPS Distributors, Inc. is the principal underwriter for the Fund and, as such, is the agent for the distribution of shares of the Fund.

Distribution and Service Plan (12b-1)

The Fund has adopted a Distribution Plan (“Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”) pursuant to which the Fund pays distribution and service fees. Expenses covered by the Distribution Plan include those that promote the sale of the Fund’s shares such as compensation to underwriters, dealers and sales personnel; printing and disseminating prospectuses and reports for prospective shareholders; preparing and distributing advertising material and sales literature; shareholder account servicing; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. Because the fees are paid out of the assets attributable to the Retail Class and Class C shares respectively, on an on-going basis, the fees paid under the Distribution Plan will increase the cost of your investment in these share classes and could cost you more than paying other types of sales charges.

Under the Distribution Plan, the Fund pays the following percentages of average daily net assets for distribution and service fees for the sale and distribution of each respective share class and for services provided to shareholders:

Fund Name	Retail Class	Class C	Class I
Cullen Enhanced Equity Income Fund	0.25%	1.00%*	0.00%

*	Class C shares pay up to 1.00% of average daily net assets, of which 0.75% may be paid for distribution fees and 0.25% may be paid for certain shareholder services provided to shareholders.

Shareholder Servicing Plans

Although it does not currently offer Class R1 and Class R2 shares, the Enhanced Equity Income Fund has adopted a Shareholder Servicing Plan.

Additional Payments to Financial Intermediaries

You may indirectly compensate the financial intermediary through which you buy shares of the Fund, as a result of the Fund paying Rule 12b-1 fees. In addition, the Fund also may pay intermediaries for administrative services and transaction processing. As a result, these payments may provide your financial intermediary with an incentive to favor the Fund over other mutual funds or assist the distributor in its efforts to promote the sale of the Fund’s shares.

Financial intermediaries include broker-dealers, banks (including bank trust departments), registered investment advisers, financial planners, retirement plan administrators and other types of intermediaries.

The Adviser may make additional payments to financial intermediaries out of its own assets. These payments are not an expense of the Fund. The Adviser may base these payments on a variety of criteria, including the amount of sales or assets of the Fund attributable to the financial intermediary or as a per transaction fee.

Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. In certain cases, these payments may be significant. The Adviser determines which firms to support and the extent of the payments it is willing to make, generally choosing firms that have a strong capability to effectively distribute shares of the Fund and that are willing to cooperate with the Adviser’s

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promotional efforts. The Adviser also may compensate financial intermediaries (in addition to amounts that may be paid by the Fund) for providing certain administrative services and transaction processing services.

The Adviser may benefit from its payments if the intermediary features the Fund in its sales system (such as by placing the Fund on its preferred fund list or giving access on a preferential basis to members of the financial intermediary’s sales force or management). In addition, the financial intermediary may agree to participate in the distributor’s marketing efforts (such as by helping to facilitate or provide financial assistance for conferences, seminars or other programs at which the Adviser’s personnel may make presentations on the Fund to the intermediary’s sales force). To the extent intermediaries sell more shares of the Fund or retain shares of the Fund in their clients’ accounts, the Adviser receives greater management and other fees due to the payments to the intermediary if the amount of the payment exceeds the intermediary’s costs.

Your intermediary may charge you additional fees or commissions other than those disclosed in this prospectus. Intermediaries may categorize and disclose these arrangements differently than the discussion above. You can ask your financial intermediary about any payments it receives from the Adviser or the Fund, as well as about fees and/or commissions it charges.

The Adviser and its affiliates may have other relationships with your financial intermediary relating to the provision of services to the Fund, such as providing omnibus account services or effecting portfolio transactions for the Fund. If your intermediary provides these services, the Adviser or the Fund may compensate the intermediary for these services. In addition, your intermediary may have other relationships with the Adviser that are not related to the Fund.

Description of Classes

Cullen Funds Trust (the “Trust”) has adopted a multiple class plan that allows each Fund to offer one or more classes of shares of a Fund. This Prospectus offers Retail Class, Class C and Class I shares only, and all shares are sold with no sales load.

Your investment professional can help you determine which above share class is appropriate. Please note that your investment firm may receive different compensation depending upon which class is chosen.

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YOUR ACCOUNT

ELIGIBLE INVESTORS

Shares of the Fund are offered to the general public. The Fund reserves the right to refuse to accept investments at any time.

ELIGIBLE CLASS I INVESTORS

Class I shares are available only to certain accounts for which qualifying institutions act in a fiduciary, agency or custodial capacity and only with a minimum initial investment of $1,000,000, except that no initial minimum will be imposed on (i) Employee Benefit Plans that hold their Institutional Shares through plan-level or omnibus accounts; or (ii) investment advisers investing for accounts for which they receive asset-based fees where the investment adviser or its Authorized Institution purchases Institutional Shares through an omnibus account. For this purpose, "Institutional Investors" shall include "wrap" account sponsors (provided they have an agreement covering the arrangement with the Distributor), corporations, qualified non-profit organizations, charitable trusts, foundations and endowments, state, county, city or any instrumentality, department, authority or agency thereof, and banks, trust companies or other depository institutions investing for their own account or on behalf of their clients. A registered investment adviser may aggregate all client accounts investing in the Fund to meet the Class I shares investment minimum. We reserve the right to waive minimums on Institutional Shares.

SHARE PRICE

The price of a share of the Fund is called the net asset value (“NAV”). The NAV is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern time) every day the NYSE is open for trading. The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day . The NAV is calculated by taking the total value of a fund’s assets, subtracting its liabilities, and then dividing by the number of shares that have already been issued. This is a standard calculation and forms the basis for all transactions involving buying, selling, or reinvesting in shares.

The Fund’s investments are valued according to market value. When a market quote is not readily available, the security’s value is based on fair value as determined by a Valuation Committee appointed and supervised by the Board of Trustees of the Trust.

Your order will be priced at the next NAV calculated after your order is received in good order by the Fund’s Transfer Agent.

Foreign Securities

The Fund’s portfolio securities may be listed on foreign exchanges that may trade on days when NAV is not calculated. As a result, the Fund’s NAV may change on days when you will not be able to purchase or redeem shares. In addition, a foreign exchange may not value its listed securities at the same time that the Fund calculates NAV.

Furthermore, foreign securities traded on foreign exchanges present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of trading of the foreign exchange but prior to the close of the NYSE. Events affecting the values of portfolio securities that occur between the time a foreign exchange assigns a price to the portfolio securities and the time when the Fund calculates NAV generally will not be reflected in the Fund’s NAV. However, these events will be reflected in the Fund’s NAV when the Valuation Committee, under the supervision of the Board of Trustees of the Trust, determines that they would have a material effect on the Fund’s NAV.

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Frequent Purchases and Redemptions

The Fund is intended for long-term investors. The Board of Trustees has adopted policies and procedures to restrict market timing. “Market timing” refers to a pattern of frequent purchases and sales of a fund’s shares, often with the intent of earning arbitrage profits, in excess of prescribed prospectus limits. Market timing can harm other shareholders in various ways, including diluting the value of shareholders’ holdings, increasing a fund’s transaction costs, disrupting portfolio management strategy, causing a fund to incur unwanted taxable gains and causing a Fund to hold excess levels of cash. Short-term “market-timers” who engage in frequent purchases and redemptions can disrupt a Fund’s investment program and create additional transaction costs that are borne by all shareholders. The Fund reserves the right to reject purchase orders in whole or in part when, in the judgment of the Adviser or ALPS Fund Services, Inc., the transfer agent for the Fund, such rejection is in the best interest of the Fund.

The Fund does not knowingly accommodate “market-timers” and discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Fund’s performance. Therefore, the Fund takes steps to reduce the frequency and effect of these activities by assessing redemption fees as described below, monitoring trading activity, and using fair value pricing, as determined by the Trust’s Board of Trustees, when the Adviser determines current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. Further, while the Fund makes efforts to identify and restrict frequent trading, the Fund receives purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries. The Fund exercises its best judgment to use these tools in a manner it believes consistent with shareholder interests.

Trading Practices

The Fund reserves the right, in its sole discretion, to identify trading practices as abusive, and may deem the sale of all or a substantial portion of a shareholder’s shares to be abusive. The Fund will determine abusive trading practices on a case-by-case basis.

The Fund monitors selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it may ask the shareholder to stop such activities or may refuse to process purchases or exchanges in that shareholder's accounts. In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders. The Fund may consider trading done in multiple accounts under common ownership or control. The Fund endeavors to apply these market timing procedures uniformly to all shareholders.

Redemption Fees

The Fund charges a 2% redemption fee on the redemption or exchange of shares held for less than seven (7) days. This fee is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market-timers” who engage in the frequent purchase and sale of shares. The “first in, first out” (FIFO) method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be considered redeemed first for the purpose of determining whether the redemption fee applies. The redemption fee is deducted from your proceeds and is retained by the Fund for the benefit of its long-term shareholders.

The redemption fee will not be charged on transactions involving the following:

1.	redemption of shares purchased through reinvested dividends or distributions;

2.	redemptions made under scheduled or systematic plans, including automatic asset rebalancing;

3.	redemptions made by participants in employer-sponsored retirement plans that are held at the Fund in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans and Money Purchase Pension Plans), including qualified withdrawals and required minimum distributions; except where the Fund has

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received an indication that the plan administrator is able to assess the redemption fee to the appropriate accounts;

4.	redemptions resulting from the death or disability of a retirement plan participant;

5.	redemption of shares through court mandate; and

6.	involuntary redemptions directed by the Fund, including redemptions for low balances or to pay certain fees.

The Fund reserves the right to waive the redemption fee at its discretion where it believes such waiver is in the best interests of the Fund, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect the Fund from the effects of short-term trading. In addition, the Fund reserves the right to modify or eliminate the redemption fee or waivers at any time. If there is a material change to the Fund’s redemption fee, the Fund will notify shareholders.

Fair Value Pricing

The trading hours for most foreign securities end prior to the close of the NYSE, the time NAV is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market), often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund may value foreign securities at fair value, taking into account such events, when they calculate NAV. Fair value determinations are made in good faith in accordance with procedures adopted by the Trust’s Board of Trustees. The Fund’s fair valuation procedures incorporate triggers based on movements in the Standard & Poors 500 Index from the time when markets in London close through the time the NYSE closes. When these triggers are met, the Fund’s independent pricing vendor provides factors to be incorporated into the prices of securities traded in markets not within the United States.

The Trust’s Board of Trustees has also developed procedures that call for utilization and monitoring of fair value procedures with respect to any assets for which reliable market quotations are not readily available or for which the Fund’s pricing service does not provide a valuation or provides a valuation that in the judgment of the Adviser does not represent fair value. The Fund may also price a security utilizing fair value if the Fund or the Adviser believes that the market price is stale. Other instances where fair value pricing might be required include, but are not limited to: (a) a 10% or greater change in the price of an equity or fixed-income security; (b) a change in the price of an equity or fixed-income security which changes the net asset value per share of the Fund by $0.0089 or more; (c) a security being attributed a price which appears to the Adviser to be unreasonable; (d) a security not being priced; or (e) the occurrence of a significant event or circumstance that might necessitate fair value pricing—such as the occurrence of an event after a foreign exchange or market has closed, but before the Fund’s NAV calculations, affecting a security or securities in the Fund. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which NAV is calculated.

The frequency with which the Fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Fund invests pursuant to its investment objective, strategies and limitations. If the Fund invests in other open-end management investment companies registered under the 1940 Act, it may rely on the net asset values of those companies to value the shares it holds of them. Those companies may also use fair value pricing under some circumstances.

If a shareholder purchases or redeems shares in the Fund when it holds securities priced at fair value, this may have the unintended effect of increasing or decreasing the number of shares received in the purchase or the value of the proceeds received upon redemption.

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BUYING SHARES

Timing of Requests

The price per share will be the NAV next computed after the time your request is received in good order by the Transfer Agent. All requests received in good order before 4:00 p.m. (Eastern time) on any business day will be executed on that same day. Requests received after 4:00 p.m. on a business day will be processed on the next business day. Plan administrators are responsible for transmitting orders in a timely manner.

When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:

•      The name of the Cullen Fund

•      The dollar amount of shares to be purchased

•      Completed purchase application or investment stub

•      Check payable to Cullen Enhanced Equity Income Fund

Shares of the Fund may be purchased only on days the NYSE is open for trading. Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

Methods of Buying

Through a broker/dealer organization	Plans and their participants can purchase shares of the Fund through any broker/dealer organization that has a sales agreement with the Fund’s distributor. The broker-dealer organization is responsible for sending purchase orders to the Fund. Please keep in mind that your broker/dealer may charge additional fees for its services.

By mail	To open an account, complete an account application form and send it together with your check to the address below. To make additional investments once you have opened your account, send your check together with the detachable form that is included with your account statement or confirmation. You may also send a letter stating the amount of your investment with your name, the name of the Fund and your account number together with a check to the address below. Checks should be made payable to “Cullen Enhanced Equity Income Fund”. The Fund will not accept payment in cash or money orders. The Funds will accept purchases only in US dollars drawn from US financial institutions. Cashier’s checks, third party checks, money orders, credit card convenience checks, cash or equivalents or payments in foreign currencies are not acceptable forms of payment. The Fund is unable to accept postdated checks, postdated on-line bill pay checks, or any conditional order of payment. If your check is returned for any reason, a $25 fee will be assessed against your account. In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information from investors as part of the Fund’s anti-money laundering program. As requested on your account application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted without providing a permanent street address on your application.

Regular Mail
Cullen Funds
P.O. Box 13584
Denver, CO 80201

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Overnight Delivery
Cullen Funds
1290 Broadway
Suite 1100
Denver, CO 80203

NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, when you deposit your account application form, additional purchase request or redemption request in the mail, or use other delivery services, or if your documents are simply in the Transfer Agent’s post office box, that does not mean that the Fund’s Transfer Agent actually received those documents.

By telephone	To make additional investments by telephone, you must check the appropriate box on your account application form authorizing telephone purchases. If you have given authorization for telephone transactions and your account has been open for at least 15 days, you may call the Fund toll free at 1- 877-485-8586 to move money, in amounts of $50 or more, from your bank account to your Fund’s account upon request. Only bank accounts held at U.S. institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions. For security reasons, requests by telephone will be recorded.

By wire	Initial Investment—By Wire

If you are making an initial investment in the Fund, before you wire funds please contact the Transfer Agent by phone to make arrangements with a telephone service representative or submit your completed application via mail or overnight delivery. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. You may then contact your bank to initiate the wire using the instructions you were given.

For Subsequent Investments—By Wire

Before sending your wire, please contact the Transfer Agent to advise of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.

To open an account or to make additional investments by wire, call 1-877-485-8586 to notify the Transfer Agent of the incoming wire using the wiring instructions below:

State Street Bank & Trust Co.
225 Franklin Street
Boston, MA 02171
ABA #
DDA# 00515114
	Account Name:	Cullen Funds
	Further Credit:	[Name of Cullen Fund]
(your name or the title on the account)
(your account #)

Through an automatic investment plan	Once your account has been opened, you may purchase shares of the Fund through an automatic investment plan (“AIP”). You can have money automatically transferred from your checking or savings account on a monthly or quarterly basis. To be eligible for this plan, your bank must be a U.S. institution that is an ACH member. The Fund may modify or terminate the AIP at any time. To begin participating in the Plan, you should complete the AIP section on your account application or call the Fund’s Transfer Agent at 1-877-485-8586. The first AIP purchase will take place no earlier than 15 days after the Fund’s Transfer Agent has received your request. If your payment is rejected by your bank, the Transfer Agent will charge a $25 fee to your account. Any request to change or terminate an

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Automatic Investment Plan should be submitted to the Transfer Agent five (5) days prior to effective date.

Shares of the Fund have not been registered for sale outside of the United States and the Fund generally does not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except investors with United States military APO or FPO addresses.

The Funds reserve the right to cancel a purchase if payment of the check or electronic funds transfer does not clear your bank, or if a wire is not received by settlement date. A Fund may charge a fee for insufficient funds and you may be responsible for any fees imposed by your bank and any losses that the Fund may incur as a result of the canceled purchase.

SELLING SHARES

Methods of Selling

Through a broker/dealer organization	If you purchased your shares through a broker/dealer or other financial organization, your redemption order must be placed through the same organization as it is responsible for sending redemption orders to the Fund. Please keep in mind that your broker/dealer may charge additional fees for its services.

By mail	Send your written redemption request to the address below. Your request should contain the Fund name, your account number and the dollar amount or the number of shares to be redeemed. Be sure to have all shareholders sign the letter as their names appear on the account. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions or trust documents indicating proper authorization).

Regular Mail
Cullen Funds
P.O. Box 13584
Denver, CO 80201

Overnight Delivery
Cullen Funds
1290 Broadway
Suite 1100
Denver, CO 80203

By telephone	If you are authorized to perform telephone transactions (either through your account application form or by subsequent arrangement in writing with the Fund) you may redeem as little as $500 and as much as $100,000 by calling toll-free 1-877-485-8586. Proceeds of a telephone redemption may be sent by check to your address of record, proceeds may be wired to your bank account designated on your account, or funds may be sent via electronic funds transfer through the ACH network to a predetermined bank account. If proceeds are wired, your bank may charge a fee to receive wired funds and the Transfer Agent charges a $15 outgoing wire fee. Although there is no charge for proceeds to be sent through the ACH network, most transfers are completed within two business days. A signature guarantee may be required of all shareholders to change or add telephone redemption privileges. For security reasons, requests by telephone will be recorded. No telephone redemptions may be made within 15 days of any address change.

Through a systematic withdrawal plan	If you own shares with a value of $10,000 or more, you may participate in the systematic withdrawal plan. Under the plan, you may choose to receive a specified dollar amount, generated from the redemption of shares in your account, on a monthly, quarterly or annual basis. If you elect this method of redemption, the Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund’s account. This program may be terminated at any time by the Fund. You may also elect to

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terminate your participation in this plan at any time by contacting the Transfer Agent at least five (5) days in advance of the next withdrawal. If you expect to purchase additional shares of the Fund, it may not be to your advantage to participate in the systematic withdrawal plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax. Such redemption requests not indicating an election not to have tax withheld will generally be subject to 10% withholding. IRA accounts may not be redeemed by telephone.

The Fund is not responsible for losses or fees resulting from posting delays or non-receipt of redemption payments when shareholder payment instructions are followed.

Signature Guarantees

Signature guarantees are designed to prevent unauthorized transactions. The guarantor pledges that the signature presented is genuine and, unlike a notary public, is financially responsible if it is not.

A signature guarantee of each owner is required to redeem shares in the following situations:

•	If ownership is changed on your account.
•	When redemption proceeds are sent to any person, address or bank account not on record;
•	Written requests to wire redemption proceeds (if not previously authorized on the account);
•	When establishing or modifying certain service on an account;
•	If a change of address was received by the Transfer Agent within the last 15 days.
•	For all redemptions in excess of $100,000 from any shareholder account.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the NYSE Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

The Fund’s Transfer Agent reserves the right to reject any signature guarantee.

When Redemption Proceeds Are Sent to You

Your shares will be redeemed at the NAV next determined after the Fund’s Transfer Agent receives your redemption request in good order. Your redemption request cannot be processed on days the NYSE is closed.

All requests received in good order by the Fund’s Transfer Agent before the close of the regular trading session of the NYSE (usually 4:00 p.m. Eastern time) will normally be wired to the bank you indicate, mailed to the address of record or sent to a predetermined bank account via the ACH network on the following business day. Except in extreme circumstances, proceeds will be sent within seven (7) calendar days after the Fund receives your redemption request.

When making a redemption request, make sure your request is in good order. “Good order” means your redemption request includes:

•      The name of the Cullen Fund

•      The dollar amount or the number of shares to be redeemed

•      Signatures of all registered shareholders exactly as the shares are registered, with signatures guaranteed, if applicable

•      The account number

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If you purchase shares using a check and soon after request a redemption, the Fund from which you are requesting a redemption will honor the redemption request, but will not mail or wire the proceeds until your purchase check has cleared (usually within 12 days, but in no event more than 15 days, after the date of purchase).

Although shares normally will be redeemed for cash upon receipt of a request in proper form, the Fund retains the right to redeem some or all of the Fund’s shares in-kind in order to protect the interests of remaining shareholders, by delivery of securities selected from the Fund’s assets at its discretion. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that the Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of net asset value during any 90-day period for any one shareholder of the Fund. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption.

ADDITIONAL POLICIES

Telephone Transactions

Once you place a telephone transaction request, it cannot be canceled or modified. The Fund uses reasonable procedures to confirm that telephone requests are genuine. The Fund may be responsible if it does not follow these procedures. You are responsible for losses resulting from fraudulent or unauthorized instructions received over the telephone, provided the Fund reasonably believes the instructions were genuine and have employed reasonable procedures to verify the shareholder’s identity. Contact the Fund immediately if you believe there is a discrepancy between a transaction you performed and the confirmation statement you received, or if you believe someone has obtained unauthorized access to your account.

During times of unusual market activity, the Fund’s phones may be busy and you may experience a delay in placing a telephone request. Since telephone trades must be received by or prior to market close, please allow sufficient time to place your telephone transaction. If you are unable to contact the Fund’s Transfer Agent by phone, shares may also be purchased or redeemed by delivering the redemption request to the Fund’s Transfer Agent.

eDelivery

eDelivery allows you to receive your quarterly account statements, transaction confirmations and other important information concerning your investment online. Select this option on your account application to receive email notifications when quarterly statements and confirmations are available for you to view via secure online access. You will also receive emails whenever a new prospectus, semi-annual or annual fund report is available. To establish eDelivery, call the Fund’s Transfer Agent toll free at 1-877-485-8586 or visit www.cullenfunds.com.

Investing Through a Third Party

If you invest through a third party (rather than with the Fund directly), the policies and fees may be different than described in this prospectus. Banks, brokers, 401(k) plans, financial advisers, and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These fees and conditions are in addition to those imposed by the Fund. In addition, the options and services available specifically to a retirement plan may be different from those discussed in this prospectus. Consult a representative of your plan or financial institution if you are not sure.

Information for Retirement Plan Participants

Participants in retirement plans generally must contact the plan’s administrator to purchase, redeem or exchange shares. Shareowner services, such as opening an account, may only be available to plan participants through a plan administrator. Plans may require separate applications and their policies and procedures may be different than those described in this prospectus. Participants should contact their plan administrator for information regarding

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shareholder services pertaining to participants’ investments. A retirement plan sponsor can obtain retirement plan applications from its investment firm or plan administrator.

Anti-Money Laundering Program

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). Procedures to implement the Program include, but are not limited to, determining that the Trust’s Distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

The Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons. The Fund may also be required to transfer the account or proceeds of the account to a government agency.

DISTRIBUTIONS AND TAXES

The Fund will distribute substantially all net investment income and premiums from writing covered call options no less frequently than quarterly and any net capital gain that it has realized will be distributed at least annually. Distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. If you choose to have distribution checks mailed to you and either the U.S. Postal Service is unable to deliver the check to you or the check remains outstanding for at least six (6) months, the Fund reserves the right to reinvest the check at the then current NAV until you notify the Fund with different instructions. You will pay tax on dividends whether you receive them in cash or additional shares.

In general, distributions will be taxable to you as either ordinary income, qualified dividend income taxable at rates also applicable to capital gains, or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (“IRA”). Distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts. Dividends paid by the Fund from its ordinary income or from an excess of net short-term capital gain over net long-term capital loss (together referred to hereafter as “ordinary income dividends”) are taxable to you as ordinary income. Distributions made from an excess of net long-term capital gain over net short-term capital loss are taxable to you as long-term capital gains, regardless of the length of time you have owned your shares. A portion of the Fund’s ordinary income dividends may be eligible for the dividends received deduction allowed to corporations if certain requirements are met. Certain dividend income, including dividends received from some foreign corporations, and long-term capital gains are eligible for taxation at a reduced rate that applies to non-corporate shareholders. To the extent that the Fund’s distributions are derived from qualifying dividend income and long-term capital gains, such distributions to non-corporate shareholders will be eligible for taxation at the reduced rate. If the Fund distributes realized income and/or gains soon after you purchase shares, the distribution may be treated as a taxable distribution, even though it represents a return of your investment.

You may also have to pay taxes when you sell, redeem or exchange your shares. An exchange from one Fund to another Fund is treated the same as an ordinary sale and purchase for federal income tax return purposes and you may realize a capital gain or loss. Any loss recognized on the sale of a share held for six months or less is treated as long-term capital loss to the extent of any capital gain dividends paid with respect to such share. In addition, the Fund is generally required by law to provide you and the Internal Revenue Service with cost basis information on a sale, redemption or exchange of your shares in the Fund (including any shares that you acquire through reinvestment of distributions).

A 3.8% Medicare tax is imposed on the net investment income (which includes taxable dividends and gain recognized on a redemption of shares) of certain individuals, trusts and estates.

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A 30% withholding tax is currently imposed on dividends and will be imposed on redemption proceeds paid after December 31, 2016, to (i) foreign financial institutions (as defined in Section 1471(d)(4) of the Code) unless they agree to collect and disclose to the Internal Revenue Service information regarding their direct and indirect United States account holders and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect United States owners. Under some circumstances, a shareholder may be eligible for refunds or credits of such taxes.

Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. By law, your dividends and redemption proceeds will be subject to a withholding tax if you are a non-corporate shareholder and have not provided a correct taxpayer identification number or social security number.

Distributions and gains from the sale of your shares may be subject to state and local income tax. The tax consequences to a non-resident alien individual or a foreign entity of investing in the Fund may be different from those described above. Such non-U.S. investors may be subject to U.S. withholding tax and, in the case of individuals, estate tax. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

SHAREHOLDER REPORTS AND CONFIRMATIONS

As a shareholder, you will be provided annual and semi-annual reports showing the Fund’s portfolio investments and financial information. You will also receive confirmations of your purchases and redemptions. Account statements will be mailed to you on an annual basis.

You must contact the Fund in writing regarding any errors or discrepancies within 60 days after the date of the statement confirming a transaction. The Fund may deny your ability to refute a transaction if it does not hear from you within 60 days after the confirmation statement date.

RESERVED RIGHTS

The Fund reserves the right to:

•	Refuse, change, discontinue, or temporarily suspend account services, including purchase or telephone redemption privileges, for any reason. (Shareholders will be notified of any such action to the extent material via written notice).
•	Reject any purchase request for any reason. Generally, the Fund does this if the purchase is disruptive to the efficient management of the Fund (e.g., due to the timing of the investment).
•	Change the minimum or maximum investment amounts.
•	Delay sending out redemption proceeds for up to seven days (this generally only applies to very large redemptions without notice or during unusual market conditions).
•	Suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings, when trading is restricted by the SEC, or under emergency circumstances as determined by the SEC in accordance with the provisions of the 1940 Act.
•	Close any account that does not meet minimum investment requirements. The Fund will give you notice and 60 days to begin an automatic investment program or to increase your balance to the required minimum. The initial minimum investment may be waived at the Fund’s discretion. An account will not be closed when it falls below the minimum investment requirement as a result of market fluctuations.
•	Reject any purchase or redemption request that does not contain all required documentation.

21

FINANCIAL HIGHLIGHTS

Financial information is not provided because the Enhanced Equity Income Fund has not begun operation as of the date of this prospectus.

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INVESTMENT ADVISER
Cullen Capital Management LLC
New York, New York

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Denver, Colorado

LEGAL COUNSEL
Sidley Austin LLP
New York, New York

FUND ADMINISTRATOR AND DIVIDEND DISBURSING AGENT
ALPS Fund Services, Inc.
Denver, Colorado

CUSTODIAN

State Street Bank and Trust Company

Boston, Massachusetts

TRANSFER AGENT
ALPS Fund Services, Inc.
Denver, Colorado

DISTRIBUTOR
ALPS Distributors, Inc.
Denver, Colorado

23

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to administrators, brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

24

FOR MORE INFORMATION

You can find more information about the Fund in the following documents:

Statement of Additional Information (SAI)

The SAI contains details about investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is incorporated into this prospectus by reference. This means that the SAI is legally considered a part of this prospectus even though it is not physically contained within this prospectus.

Annual and Semi-Annual Reports

Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders. The Fund’s annual and semi-annual reports provide the most recent financial reports as well as portfolio listings. The annual reports contain a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the Fund’s last fiscal year.

You can obtain a free copy of these documents, request other information or make shareholder inquiries about the Fund by calling the Fund toll-free at 1-877-485-8586 or by writing to:

Cullen Funds
P.O. Box 13584
Denver, CO 80203

You may also obtain a free copy of these documents on the Fund’s website at http://www.cullenfunds.com.

You may write to the SEC Public Reference Room at the regular mailing address or the e-mail address below and ask the SEC to mail you information about the Fund, including the SAI. The SEC will charge you a fee for this duplicating service. You can also visit the SEC Public Reference Room and copy documents while you are there. For more information about the operation of the Public Reference Room, call the SEC at the telephone number below.

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-1520
publicinfo@sec.gov
202-551-8090

Reports and other information about the Fund are also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

1940 Act File No. 811-9871

25

CULLEN ENHANCED EQUITY INCOME FUND
Retail Class ENHRX, Class I ENHNX, and Class C ENHCX

Cullen Funds Trust

STATEMENT OF ADDITIONAL INFORMATION

Dated: December 15, 2015

This Statement of Additional Information (the “SAI”) is not a Prospectus. This SAI contains information in addition to and more detailed than that set forth in the Prospectus. It should be read in conjunction with the current prospectus dated December 15, 2015 for the Retail Class, Class I, and Class C shares of the Cullen Enhanced Equity Income Fund (the “Enhanced Equity Income Fund” and hereinafter, the “Fund”). The Fund is a separate series of the Cullen Funds Trust (the “Trust”).

You may obtain a copy of the Prospectus without charge by calling the Fund toll-free at 1-877-485-8586 or by writing the Fund at the address set forth below. You should read this SAI together with the Prospectus and retain it for future reference.

As of the date of this SAI, the Fund has not commenced operations.

Regular Mail	Overnight or Express Mail
Cullen Funds	Cullen Funds
P.O. Box 13584	1290 Broadway
Denver, CO 80201	Suite 1100
Denver, CO 80203

The Trust

The Trust is an open-end management investment company formed as a Delaware statutory trust on March 25, 2000 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This SAI relates to the Enhanced Equity Income Fund. Subject to class level expense differences, an investor by investing in the Fund offered becomes entitled, provided the investor is a shareholder on the date of record, to a pro rata share of all dividends and distributions arising from the net income and capital gains on the investments of the Fund. Likewise, an investor can expect the value of his or her shares to reflect on a pro rata basis any losses of the Fund.

The Fund is diversified, as defined in the 1940 Act. Under applicable federal laws, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security. However, if a fund purchases a security and holds it for a period of time, the security may become a larger percentage of the fund’s total assets due to movements in the financial markets. If the market affects several securities held by a fund, the fund may have a greater percentage of its assets invested in securities of fewer issuers. At that point, the fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the fund qualifying as a diversified fund under applicable federal laws.

Cullen Capital Management LLC, a registered investment adviser with the U.S. Securities and Exchange Commission (“SEC”), serves as the investment adviser to the Fund (“Cullen Capital” or the “Adviser”). ALPS Distributors, Inc. serves as the principal underwriter and distributor of the shares of the Fund (“ALPS Distributors” or the “Distributor”).

The Trust, on behalf of the Fund, has adopted a Multiple Class Plan pursuant to Rule 18f-3 under the 1940 Act, which details the attributes of each class of the Fund’s shares. The Enhanced Equity Income Fund will offer Retail Class, Class C and Class I shares.

Description of the Fund and its Investment Objectives,
Policies and Risks

For additional information on the Fund, its investment objectives, policies and risks, refer to the summary information for the Fund in the Prospectus and the section entitled “Additional Information on Investment Policies and Risks.” See also “Investment Restrictions” in this SAI.

Investment Objectives

The investment objectives of the Fund are long-term capital appreciation and current income.

The Fund selects portfolio securities primarily with a view to achieve its objectives. The Fund’s objectives are fundamental policies of the Fund and may not be changed without shareholder approval as described below in “Investment Restrictions.” There is no assurance that the Fund will achieve its objectives.

Portfolio Turnover

The Fund expects to purchase and sell securities at such times as each deems to be in the best interest of its shareholders. The Fund has not placed any limit on the rate of portfolio turnover, and securities may be sold without regard to the time they have been held when, in the opinion of the Adviser, investment considerations warrant such action.

As of the date of this SAI, the Fund has not commenced operations.

EQUITY SECURITIES AND RELATED INVESTMENTS

Investments in Equity Securities

The Fund may invest in equity securities. Equity securities, such as common stock, generally represent an ownership interest in a company. While equity securities have historically generated higher average returns than fixed income securities, equity securities have also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of a particular equity security held by the Fund. Also, the prices of equity securities, particularly common stocks, are sensitive to general movements in the stock market. A drop in the stock market may depress the price of equity securities held by the Fund.

NON-U.S. INVESTMENTS

Equity Securities of Non-U.S. Issuers

The Fund may invest in equity securities of non-U.S. issuers in the form of American Depositary Receipts (“ADRs”). The Fund may invest in debt obligations of non-U.S. governments. An investment in debt obligations of non-U.S. governments and their political subdivisions (sovereign debt) involves special risks that are not present in corporate debt obligations. The non-U.S. issuer of the sovereign debt or the non-U.S. governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt may be more volatile than prices of debt obligations of U.S. issuers. In the past, certain non-U.S. countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward its principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from non-U.S. governments, multinational agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.

Risks of non-U.S. investments. Investing in securities of non-U.S. issuers involves considerations and risks not typically associated with investing in the securities of issuers in the U.S. These risks are heightened with respect to investments in countries with emerging markets and economies. The risks of investing in securities of non-U.S. issuers generally, or in issuers with significant exposure to non-U.S. markets, may be related, among other things, to (i) differences in size, liquidity and volatility of, and the degree and manner of regulation of, the securities markets of certain non-U.S. markets compared to the securities markets in the U.S.; (ii) economic, political and social factors; and (iii) foreign exchange matters, such as restrictions on the repatriation of capital, fluctuations in exchange rates between the U.S. dollar and the currencies in which the Fund’s portfolio securities are quoted or denominated, exchange control regulations and costs associated with currency exchange. The political and economic structures in certain countries, particularly emerging markets, may undergo significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.

Non-U.S. securities markets and regulations. There may be less publicly available information about non-U.S. markets and issuers than is available with respect to U.S. securities and issuers. Non-U.S. companies generally are not subject to accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The trading markets for most non-U.S. securities are generally less liquid and subject to greater price volatility than the markets for comparable securities in the U.S. The markets for securities in certain emerging markets are in the earliest stages of their development. Even the markets for relatively widely traded securities in certain non-U.S. markets, including emerging market countries, may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the U.S. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity. The less liquid a market, the more difficult it may be for the Fund to accurately price its portfolio securities or to dispose of such securities at the times determined by the Adviser to be appropriate. The risks associated with reduced liquidity may be particularly acute in situations in which the Fund’s operations require cash, such as in order to meet redemptions and to pay its expenses.

Economic, political and social factors. Certain countries may be subject to a greater degree of economic, political and social instability than in the U.S. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision making; (ii) popular unrest associated with demands for improved economic, political and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial conflict. Such economic, political and social instability could significantly disrupt the financial markets in such countries and the ability of the issuers in such countries to repay their obligations. Investing in emerging market countries also involves the risk of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging country, the Fund could lose its entire investment in that country. Certain emerging market countries restrict or control foreign investment in their securities markets to varying degrees. These restrictions may limit the Fund’s investment in those markets and may increase the expenses of the Fund. In addition, the repatriation of both investment income and capital from certain markets is subject to restrictions such as the need for certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the Fund’s operation. Economies in individual countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many countries have experienced substantial, and in some cases extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, very negative effects on the economies and securities markets of certain emerging countries. Unanticipated political or social developments may affect the values of the Fund’s investments and the availability to the Fund of additional investments in such countries. In the past, the economies, securities and currency markets of many emerging markets have experienced significant disruption and declines. There can be no assurance that these economic and market disruptions might not occur again. Economies in emerging market countries generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, affected adversely by economic conditions in the countries with which they trade.

Currency risks. The value of the securities quoted or denominated in foreign currencies may be adversely affected by fluctuations in the relative currency exchange rates and by exchange control regulations. The Fund’s investment performance may be negatively affected by a devaluation of a currency in which the Fund’s investments are quoted or denominated. Further, the Fund’s investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.

Custodian services and related investment costs. Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the U.S. Such markets have settlement and clearance procedures that differ from those in the U.S. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to a subsequent decline in value of the portfolio security or could result in possible liability to the Fund. In addition, security settlement and clearance procedures in some emerging countries may not fully protect the Fund against loss or theft of its assets.

Withholding and other taxes. The Fund will be subject to taxes, including withholding taxes, on income (possibly including, in some cases, capital gains) that are or may be imposed by certain countries with respect to the Fund’s investments in such countries. These taxes will reduce the return achieved by the Fund. Treaties between the U.S. and such countries may not be available to reduce the otherwise applicable tax rates.

Emerging Markets Securities

The Fund may invest in emerging markets securities. An “emerging market” or “emerging country” is any country that the World Bank, the International Finance Corporation or the United Nations or its authorities has determined to have a relatively low or middle income economy.

Emerging market securities include securities which are (i) principally traded in the capital markets of an emerging market country; (ii) securities of companies that derive at least 50% of their total revenues from either goods produced or services performed in emerging countries or from sales made in emerging countries, regardless of where the securities of such companies are principally traded; (iii) securities of companies organized under the laws of, and with a principal office in an emerging country; (iv) securities of investment companies (such as country funds) that principally invest in emerging market securities; and (v) American Depositary Receipts (ADRs) with respect to the securities of such companies.

Investing in the equity markets of developing countries involves exposure to potentially unstable governments, the risk of nationalization of businesses, restrictions on foreign ownership, prohibitions on repatriation of assets and a system of laws that may offer less protection of property rights. Emerging market economies may be based on only a few industries, may be highly vulnerable to changes in local and global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

The securities markets in emerging markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by the portfolio. A limited number of issuers in Asian and emerging market securities markets may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of securities markets in these regions may also affect the Fund’s ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid regions’ securities markets, the Fund’s ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% of its net assets in illiquid securities. Conversely, the inability of the Fund to dispose fully and promptly of positions in declining markets will cause the Fund’s net asset values to decline as the values of the unsold positions are marked to lower prices. In addition, these securities markets are susceptible to being influenced by large investors trading significant blocks of securities. Also, stockbrokers and other intermediaries in emerging markets may not perform in the way their counterparts in the United States and other more developed securities markets do. The prices at which the Fund may acquire investments may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by the Fund in particular securities.

The Russian, Eastern and Central European, Chinese and Taiwanese stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations.

Certain Risks of Investing in Asia-Pacific Countries. In addition to the risks of foreign investing and the risks of investing in developing markets, the developing market Asia-Pacific countries in which the Fund may invest are subject to certain additional or specific risks. The Fund may make substantial investments in

Asia-Pacific countries. In many of these markets, there is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of these markets also may be affected by developments with respect to more established markets in the region such as in Japan and Hong Kong. Brokers in developing market Asia-Pacific countries typically are fewer in number and less well capitalized than brokers in the United States. These factors, combined with the U.S. regulatory requirements for open-end investment companies, result in potentially fewer investment opportunities for the Fund and may have an adverse impact on the investment performance of the Fund.

Many of the developing market Asia-Pacific countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection. In addition, the governments of many of such countries, such as Indonesia, have a substantial role in regulating and supervising the economy. Another risk common to most such countries is that the economy is heavily export oriented and, accordingly, is dependent upon international trade. The existence of overburdened infrastructure and obsolete financial systems also presents risks in certain countries, as do environmental problems. Certain economies also depend to a significant degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices that, in turn, may be affected by a variety of factors. Governments of many developing market Asia-Pacific countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies, including the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in developing market Asia-Pacific countries, which could affect private sector companies and the Fund itself, as well as the value of securities in the Fund’s portfolio. In addition, economic statistics of developing market Asia-Pacific countries may be less reliable than economic statistics of more developed nations.

Certain Risks of Investing in Russia. Settlement, clearing and registration of securities in Russia is in an underdeveloped state. Ownership of shares (except those held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the issuer’s share register and normally evidenced by extracts from that register, which have no legal enforceability. Furthermore, share registration is carried out either by the issuer or registrars located throughout Russia, which are not necessarily subject to effective government supervision. To reasonably ensure that its ownership interest continues to be appropriately recorded, the Fund will invest only in those Russian companies whose registrars have entered into a contract with the Fund’s Russian sub-custodian, which gives the sub-custodian the right, among others, to inspect the share register and to obtain extracts of share registers through regular audits. While these procedures reduce the risk of loss, there can be no assurance that they will be effective. This limitation may prevent the Fund from investing in the securities of certain Russian issuers otherwise deemed suitable by the Adviser.

Russia may attempt to assert its influence in the region through economic or even military measures, as it did with Georgia in the summer of 2008 and the Ukraine in 2014. Such measures may have an adverse effect on the Russian economy, which may, in turn, negatively impact the Fund. The United States and the European Union have imposed economic sanctions on certain Russian individuals and a financial institution. The United States or the European Union could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. These sanctions could also result in the immediate freeze of Russian securities, impairing the ability of the Fund to buy, sell, receive or deliver those securities. Sanctions could also result in Russia taking counter measures or retaliatory actions which may further impair the value and liquidity of Russian securities.

OTHER INVESTMENTS AND INVESTMENT TECHNIQUES

Asset Segregation

The 1940 Act requires that the Fund segregate assets in connection with certain types of transactions that may have the effect of leveraging the Fund’s portfolio. The Fund will comply with all of the applicable provisions regarding asset segregation in Section 18 of the 1940 Act. If the Fund enters into a transaction requiring segregation, such as a forward commitment or a reverse repurchase agreement, the custodian or the Adviser will segregate liquid assets in an amount required to comply with the 1940 Act. Such segregated assets will be valued at market daily. If the aggregate value of such segregated assets declines below the aggregate value required to satisfy the 1940 Act, additional liquid assets will be segregated. As an alternative to asset segregation, in some instances the Fund may “cover” its obligation by holding an offsetting position.

Lending of Portfolio Securities

The Fund may lend securities to parties such as broker-dealers or other institutions. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the Fund with collateral in an amount at least equal to the value of the securities loaned. The Fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If the Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Cash received as collateral through loan transactions will generally be invested in shares of a money market fund. Investing this cash may subject that investment, as well as the securities loaned, to market appreciation or depreciation.

Risks associated with securities lending. The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to the Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (iii) a delay in recovery of the securities, or (iv) the loss of rights in the collateral should the borrower fail financially. In addition, as noted above, the Fund continues to have market risk and other risks associated with owning the securities on loan. Where the collateral delivered by the borrower is cash, the Fund will also have the risk of loss of principal and interest in connection with its investment of collateral. If a borrower defaults, the value of the collateral may decline before the Fund can dispose of it. The Fund will lend portfolio securities only to firms that have been approved in advance by the Adviser, which will monitor the creditworthiness of any such firms. However, this monitoring may not protect the Fund from loss. At no time would the value of the securities loaned exceed 33 1⁄3% of the value of the Fund’s total assets.

Convertible Securities

The Fund may invest in convertible securities. Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.

Depositary Receipts

The Fund may invest in ADRs. Generally, ADRs in registered form are designed for use in U.S. securities markets, and EDRs, GDRs and other similar global instruments in bearer form are designed for use in non-U.S. securities markets. ADRs are denominated in U.S. dollars and represent an interest in the right to receive securities of non-U.S. issuers deposited in a U.S. bank or correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of non-U.S. issuers. However, by investing in ADRs rather than directly in equity securities of non-U.S. issuers, the Fund will avoid currency risks during the settlement period for either purchases or sales. For purposes of the Fund’s investment policies, investments in ADRs will be deemed to be investments in the underlying equity securities of non-U.S. issuers. Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts. To the extent the Fund invests in such unsponsored depositary receipts there may be an increased possibility that the Fund may not become aware of events affecting the underlying security and thus the value of the related depositary receipt.

Small- and Medium-Capitalization Companies

The Fund may invest in small-capitalization companies (which are companies with a typical capitalization range below $5.0 billion at the time of investment) and medium-capitalization companies (which are companies with a typical capitalization range of between $5 billion and $12 billion at the time of investment). While small- and medium-capitalization companies often have the potential for growth, investments in small- and medium-capitalization companies often involve greater risks than investments in large, more established companies. Small- and medium-capitalization companies may lack the management experience, financial resources, product diversification, and competitive strengths of large companies. In addition, in certain instances the securities of small- and medium-capitalization companies are traded only over-the-counter (“OTC”) or on a regional securities exchange, and the frequency and volume of their trading may be substantially less than is typical of larger companies. (The OTC market is the security exchange system in which broker/dealers negotiate directly with one another rather than through the facilities of a securities exchange). Therefore, the securities of small- and medium-capitalization companies may be subject to greater and more abrupt price fluctuations. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of small- and medium-capitalization company securities. Investors should be aware that, based on the foregoing factors, an investment in the Fund may be subject to greater price fluctuations than an investment in a mutual fund that invests primarily in the largest, most established companies. The Adviser’s research efforts may also play a greater role in selecting securities for the Fund than in a mutual fund that invests exclusively in larger, more established companies.

Covered Call Options

The Fund will write call options on a covered basis in order to generate additional income. Premiums received on the sale of such options are expected to enhance the income of the Fund.

The purchaser of a call option has the right to buy, and the writer (in this case, the Fund) of a call option has the obligation to sell, an underlying security at a specified exercise price during a specified option period. The advantage to the Fund of writing covered calls is that the Fund receives a premium for writing the call, which is additional income. However, if the security rises in value and the call is exercised, the Fund may not participate fully in the market appreciation of the security. During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price.

This obligation to sell is terminated upon the expiration of the option period or, provided the writer has not received an exercise notice, at such earlier time at which the writer effects a closing purchase transaction.

A closing purchase transaction is one in which the Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written. A closing purchase transaction cannot be effected with respect to an option once the Fund has received an exercise notice for such option. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable the Fund to write another call option on the underlying security with either a different exercise price or different expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

If a call option expires unexercised, the Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by losses realized on the disposition of the underlying security. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between (a) the cost of the underlying security and (b) the proceeds of the sale of the security, plus the amount of the premium on the option, less the commission paid.

The market value of a call option generally reflects the market price of the underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

The Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

Warrants

The Fund may acquire warrants. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Cash Investments

Cash or cash equivalents in which the Fund may invest when the Adviser is unable to identify attractive equity investments include short-term money market securities such as U.S. Treasury bills, prime-rated commercial paper, certificates of deposit, variable rate demand notes, and repurchase agreements. Variable rate demand notes are non-negotiable instruments. The instruments the Fund invests in are generally rated at least Al by Standard & Poor’s Ratings Services, or determined to be of comparable quality by the Adviser. However, the Fund may be susceptible to credit risk with respect to these notes to the extent that the issuer defaults on its payment obligation.

Repurchase Agreements

The Fund may enter into repurchase agreements with banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights; (b) possible subnormal levels of income or proceeds and lack of access to income and proceeds during this period; and (c) expenses of enforcing its rights. There is no limit placed on the Fund’s ability to enter into repurchase agreements, subject to investment restrictions discussed elsewhere in this SAI or the Prospectus.

Illiquid Securities

The Fund is permitted to purchase securities which, based upon their nature or the market for such securities, are illiquid or for which no readily available market exists; provided that such purchases are in accordance with SEC guidance governing the percentage of illiquid securities which may be owned by the Fund. These guidelines generally prohibit mutual funds like the Fund from holding or purchasing illiquid securities totaling more than 15% of the value of their net assets. While the Fund does not intend to purchase illiquid securities to any significant extent, it is possible that a readily available market that was available for a security at the time of purchase may not be available at the time the Fund seeks to sell such security. In these cases, the Fund may have to lower the price, sell other portfolio securities instead or forego an investment opportunity, any of which could have a negative impact on Fund management or performance. Because illiquid securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Fund.

Although no definite quality criteria are necessarily used, the following factors will be considered in determining whether a security is illiquid: (i) the nature of the market for a security (including the institutional, private or international resale market), (ii) the terms of the security or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), (iii) the availability of market quotations (e.g., for securities quoted in the PORTAL system), and (iv) other permissible relevant factors. Because an active market may not exist for illiquid securities, the Fund may experience delays and additional cost when trying to sell illiquid securities.

Cybersecurity Risk

The Fund and its service providers may be susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser or other service providers (including, but not limited to, fund accountants, fund administrators, custodians, transfer agents, and financial intermediaries) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with the Fund’s ability to calculate its NAV, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the Fund or Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cyber security risks are also present for issuers or securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such companies to lose value. While the Fund’s service providers have established business continuity plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the Fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders.

Investment Restrictions

Fundamental Restrictions

The policies set forth below are fundamental policies of the Fund and may not be changed without approval of the holders of the lesser of: (i) 67% of the Fund’s shares present or represented at a shareholders meeting at which the holders of more than 50% of such shares are present or represented, or (ii) more than 50% of outstanding shares of the Fund. The Fund may not:

1.	Purchase any securities which would cause 25% or more of the Fund’s total assets at the time of such purchase to be concentrated in the securities of issuers engaged in any one industry (for purposes of this restriction, the Fund will consider any one industry to include any group of related industries);

2.	Invest in companies for the purpose of exercising management or control;

3.	Purchase or sell real estate, although the Fund may invest in the readily marketable securities of companies whose business involves the purchase or sale of real estate;

4.	Purchase or sell commodities or commodities contracts;

5.	Purchase securities on margin;

6.	Effect short sales of any securities;

7.	Make loans, except by the acquisition of a portion of an issue of publicly traded bonds, debentures, notes, and other debt securities (repurchase agreements not being considered loans for this purpose);

8.	Borrow money, except (a) for temporary emergency purposes in amounts not in excess of 5% of the Fund’s total assets, or, (b) to the extent the Board of Trustees of the Trust (the “Board”) may approve investments by the Fund in derivative instruments, issue senior securities as defined in Section 8 of the 1940 Act;

9.	Mortgage, pledge or hypothecate securities to an extent greater than 10% of the value of the Fund’s net assets;

10.	Enter into repurchase agreements with maturities of more than seven days (the Fund recognizing repurchase agreements may be considered loans for certain purposes); and

11.	Act as an underwriter of securities except insofar as the Fund might technically be deemed an underwriter for purposes of the Securities Act of 1933 upon the disposition of certain securities.

12.	Purchase any securities which would cause more than 5% of the Fund’s total assets at the time of such purchase to be invested in the securities of any issuer. This limitation does not apply to obligations issued or guaranteed by the U.S. Government.

Non-Fundamental Restrictions

Additional investment restrictions adopted by the Fund, which may be changed by the Board without a vote of the shareholders, provide that the Fund may not:

1.	Purchase securities of other investment companies, except on the open market where no commission or profit results other than the broker’s commission, or as part of a plan of merger, consolidation or reorganization approved by the shareholders of the Fund.

2.	Acquire or retain any security issued by a company, an officer or director of which is an officer or Independent Trustee (as defined below) of the Trust or an officer, director, member or other affiliated person of the Fund’s Adviser.

3.	Loan portfolio securities except where collateral values are continuously maintained at no less than 100% by “marking to market” daily and the practice is fair, just and equitable as determined by the Board and SEC requirements.

4.	Make any change in the Fund’s investment policies of investing at least 80% of its net assets, plus borrowings for investment purposes, in the investments suggested by the Fund’s name without first providing the Fund’s shareholders with at least 60 days written prior notice.

5.	Invest in the securities of a foreign issuer or depositary receipts for such securities, if at the time of acquisition more than 30% of the value of the Fund’s assets would be invested in such securities. (The Fund is permitted to invest up to 30% of its assets in securities of foreign issuers or depositary receipts therefor which are traded in a U.S. market or available through a U.S. broker or dealer, regardless of whether such securities or depositary receipts are traded in U.S. dollars).

Except with respect to borrowing and illiquid securities, if a percentage restriction set forth in the prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.

Management of the Fund

The Board of Trustees of the Trust consists of six individuals, five of whom are not “interested persons” of the Trust as defined in the 1940 Act (“Independent Trustees”). The Board of Trustees is responsible for managing the Trust’s business and affairs. The Board of Trustees has appointed the Trust’s officers, who conduct the daily business of the Trust.

Leadership Structure and Oversight Responsibilities of the Board

The Board is responsible for overseeing the Adviser’s management and operations of the Fund pursuant to the respective investment management agreements. Trustees also have significant responsibilities under the federal securities laws. Among other things, they

•	oversee the performance of the Fund;

•	monitor the quality of the advisory and shareholder services provided by the Adviser;

•	review annually the fees paid to the Adviser for its services;

•	monitor potential conflicts of interest between the Fund and the Adviser;

•	monitor distribution activities, custody of assets and the valuation of securities; and

•	oversee the Fund’s compliance program.

In performing their duties, Trustees receive detailed information about the Fund and the Adviser on a regular basis, and meet at least quarterly with management of the Adviser to review reports relating to the Fund’s operations. The Trustees’ role is to provide oversight and not to provide day-to-day management.

The Chairman of the Board, Mr. James Cullen, is an interested person of the Trust as that term is defined under Section 2(a)(19) of the 1940 Act because of his affiliation with the Adviser. The remaining Trustees and their immediate family members have no affiliation or business connection with the Adviser, the Fund’s principal underwriter or any of their affiliated persons and do not own any stock or other securities issued by the Adviser or the Fund’s principal underwriter.

The Board has all powers necessary or convenient to carry out its responsibilities. The Board may, for instance, adopt bylaws providing for the regulation and management of the affairs of the Trust and may amend and repeal them to the extent that such bylaws do not reserve that right to the shareholders. They may increase or reduce the number of Board members and may, subject to the relevant provisions of the 1940 Act, fill Board vacancies. Board members also may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may establish and terminate committees who may exercise the powers and authority of the Board as determined by the Trustees. They may, in general, delegate such authority as they consider desirable to any officer of the Trust, to any Board committee and to any agent or employee of the Trust or to any custodian, transfer agent, investor servicing agent, principal underwriter or other service provider for the Fund.

The Independent Trustees have not designated a lead Independent Trustee, but the Chairman of the Audit Committee, Mr. Garry, generally acts as chairman of meetings or executive sessions of the Independent Trustees and, when appropriate, represents the views of the Independent Trustees to management. The Board has determined that its leadership structure is appropriate for the Fund because it enables the Board to exercise informed and independent judgment over matters under its purview, allocates responsibility among committees in a manner that fosters effective oversight and allows the Board to devote appropriate resources to specific issues in a flexible manner as they arise. The Board periodically reviews its leadership structure as well as its overall structure, composition and functioning and may make changes in its discretion at any time.

Risk Oversight by the Board

As mentioned above, the Board oversees the management of the Trust and the Fund and meets at least quarterly with management of the Adviser to review reports and receive information regarding the Fund’s operations. Risk oversight relating to the Trust and the Fund is one component of the Board’s oversight and is undertaken in connection with the duties of the Board. As described above, the Board’s committees assist the Board in overseeing various types of risks relating to the Trust and the Fund. The Board receives reports from committees regarding their areas of responsibility and, through those reports and its interactions with management of the Adviser during and between meetings, analyzes, evaluates, and provides feedback on the Adviser’s risk management process. In addition, the Board receives information regarding, and has discussions with senior management of the Adviser about, the Adviser’s risk management systems and strategies. Finally, the Fund’s Chief Compliance Officer (“CCO”) reports to the Board at least quarterly regarding compliance and legal risk concerns. In addition to his quarterly reports, the CCO provides an annual report to the Board in accordance with the Fund’s compliance policies and procedures. The CCO regularly discusses relevant compliance and legal risk issues affecting the Fund during meetings with the Independent Trustees. The CCO updates the Board on the application of the Fund’s compliance policies and procedures and discusses how they mitigate risk. The CCO also is in charge of reporting to the Board regarding any problems associated with the Fund’s compliance policies and procedures that could expose the Fund to risk. There can be no assurance that all elements of risk, or even all elements of material risk, will be disclosed to or identified by the Board.

Qualifications of Trustees

Generally, no one factor was decisive in the original selection or nomination of the Trustees to the Board. Qualifications considered by the Board to be important to the selection and retention of Trustees include the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s educational background and accomplishments; (iii) the individual’s experience and expertise at performing policy-making functions in business, government, education, accounting, law and/or administration; (iv) how the individual’s expertise and experience would contribute to the mix of relevant skills and experience on the Board; (v) the individual’s ability to work effectively with the other members of the Board; and (vi) the individual’s ability and willingness to make the time commitment necessary to serve as an effective Trustee. In addition, the individual’s ability to review and critically evaluate information, evaluate Fund service providers and exercise good business judgment on behalf of the Fund’s shareholders, as well as prior service on the Board and familiarity with the Fund, are considered important attributes. While the Board has not adopted a specific policy on diversity, it takes overall diversity into account when considering and evaluating nominees for Trustee.

The Board generally considers the manner in which each Trustee’s professional experience, background, skills, and other individual attributes will contribute to the effectiveness of the Board. Each Trustee’s individual educational and professional experience is summarized as follows:

Mr. James P. Cullen is Chairman and Chief Executive Officer of the Adviser and has over 50 years of investment management experience and is the co-portfolio manager of the Fund.

Mr. Stephen G. Fredericks formerly was an institutional trader with several brokerage firms.

Mr. Robert J. Garry formerly was the chief financial officer for a New York City corporation and former corporate controller, chief operations officer and chief financial officer for several other business corporations and non-profit corporations in which he had responsibility for overseeing investments of assets.

Mr. Daniel J. Campbell was formerly a managing director at major New York brokerage firms covering fixed income and hybrid investment products.

Mr. James Wildman was formerly a managing partner of King & Spalding LLP, a leading corporate law firm based in Atlanta, Georgia.

Mr. Jeffrey Hemmings was formerly an account vice president at UBS Financial Services, Inc, and an account executive at EFHutton and Co., Inc.

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorship Held by Trustees
Interested Trustee

James P. Cullen*† Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1938	Trustee, Chairman and Chief Executive Officer	Since 2000	Chairman and Chief Executive Officer, Controlling Member and Portfolio Manager, Cullen Capital Management LLC, since May 2000;Chairman and Chief Executive Officer, Schafer Cullen Capital Management, Inc., a registered investment adviser, December 1982 to present.	6	None

Independent Trustees

Robert J. Garry c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1945	Independent Trustee	Since 2000	Retired since July 2010, Executive Vice President/ Chief Financial Officer, New York City Off-Track Betting Corporation, November 2007 to July 2010; Corporate Controller, Yonkers Racing Corporation, 2001 to September 2007; Chief Operations Officer, The Tennis Network Inc., March 2000 to 2001; Senior Vice President and Chief Financial Officer, National Thoroughbred Racing Association, 1998 to 2000; Director of Finance and Chief Financial Officer, United States Tennis Association, prior thereto.	6	None

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorship Held by Trustees
Stephen G. Fredericks c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1942	Independent Trustee	Since 2002	Retired since July 2009; Institutional Trader, Raymond James & Associates, February 2002 to July 2009; Institutional Trader, ABN AMRO Inc, January 1995 to May 2001.	6	None

Daniel J. Campbell c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1945	Independent Trustee	Since 2010	Retired since 2003; Managing Director Global Hybrid Capital Products, Deutsche Bank, 2001 to 2003; Managing Director Preferred Bond Trading / Global Head Fixed Income Capital Products, Merrill Lynch, 1983 to 2001.	6	None

James H. Wildman c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1940	Independent Trustee	Since 2012	Retired since 2001; Managing Partner, King & Spalding LLP, New York City, 1992 to 2001. Managing Partner, King & Spalding LLP, (firmwide), 1989 to 1992.	6	None

Jeffrey Hemmings c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1941	Independent Trustee	Since 2015	Retired since November, 2012; Account Vice President, UBS Financial Services, Inc, 1988-2012, Account Executive, EFHutton and Co., Inc. 1970-1988.	6	None

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorship Held by Trustees
Officers

Brooks H. Cullen† Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1967	Vice President	Since 2000	Executive Director and Portfolio Manager, Cullen Capital Management LLC, since May 2000; Executive Director and Portfolio Manager Schafer Cullen Capital Management, Inc., 1996 to present.	N/A	N/A

Rahul D. Sharma Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1970	Secretary	Since 2000	Executive Director, Cullen Capital Management LLC, since May 2000; Portfolio Manager, Cullen Capital Management LLC, 2007 to present; Executive Director and Portfolio Manager, Schafer Cullen Capital Management, Inc., 1998 to present.	N/A	N/A

Steven M. Mullooly Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1964	Chief Compliance Officer	Since 2006	Chief Compliance Officer, Cullen Capital Management LLC since August 2006; Chief Compliance Officer, Ladenburg Thalmann & Co., Inc., Ladenburg Thalmann Asset Management, and Ladenburg Thalmann Europe, November 2004 to June 2006; Vice President – Compliance, Donaldson Lufkin and Jenrette and Co., July 2000 to June 2004.	N/A	N/A

Jeffrey T. Battaglia Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1978	Treasurer	Since 2007	Chief Operating Officer, Cullen Capital Management LLC and Schafer Cullen Capital Management, Inc., since February 2007; Manager, KPMG LLP, September 2001 to February 2007.	N/A	N/A

*	James P. Cullen is an “interested person” of the Trust (as that term is defined in the 1940 Act) because of his affiliation with the Adviser.

**	Positions are held indefinitely until resignation or termination.

†	James P. Cullen and Brooks H. Cullen are father and son, respectively.

Board Committees

The Board has four standing committees as described below:

Audit Committee

Members	Description	Meetings

Robert J. Garry, Independent Trustee Stephen G. Fredericks, Independent Trustee Daniel J. Campbell, Independent Trustee	Responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Trust.	The Audit Committee met 2 times during the past fiscal year.

Nominating Committee

Members	Description	Meetings

Robert J. Garry, Independent Trustee Stephen G. Fredericks, Independent Trustee Daniel J. Campbell, Independent Trustee	Responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time. The Fund does not have any policies in place regarding nominees for Trustees recommended by shareholders. The Board will not accept shareholder nominees for Board membership.	The Nominating Committee met 1 time during the past fiscal year.

Qualified Legal Compliance Committee

Members	Description	Meetings

Robert J. Garry, Independent Trustee Stephen G. Fredericks, Independent Trustee James H. Wildman Independent Trustee	Responsible for receiving, retaining and considering any report of evidence of a material violation, and informing Chief Executive Officer of any report of evidence of a material violation and to determine whether an investigation is necessary regarding any report of evidence of a material violation and to take such other appropriate measures associated with such investigation.	The Qualified Legal Compliance Committee did not meet during the past fiscal year.

Valuation Committee

Members	Description	Meetings

James P. Cullen, Chairman, Chief Executive Officer and Trustee Jeffrey T. Battaglia Treasurer	Responsible for (1) monitoring the valuation of the Fund’s securities and other investments; and (2) as required by each series of the Trust’s valuation policies, when the full Board is not in session, determining the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations shall be reported to the full Board.	The Valuation Committee met 8 times during the past fiscal year, none of which was with respect to the Fund.

The following compensation table provides certain information about the Trustees’ fees for the Trust’s fiscal year ended June 30, 2015.

Name and Position	Aggregate Compensation from Enhanced Equity Income Fund*	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust and Fund* Complex Paid to Trustees
Robert J. Garry, Independent Trustee	$0	$0	$0	$80,000
Stephen G. Fredericks, Independent Trustee	$0	$0	$0	$80,000
Daniel J. Campbell, Independent Trustee	$0	$0	$0	$80,000
James H. Wildman, Independent Trustee	$0	$0	$0	$80,000
Jeffrey Hemmings, Independent Trustee**	$0	$0	$0	$40,000
James P. Cullen, Interested Trustee	$0	$0	$0	$0

Each Independent Trustee of the Trust is paid an annual fee of $80,000 for attendance at quarterly Board meetings. Each Independent Trustee is reimbursed for the expenses associated with participation in such meetings. Neither the Trust nor the Fund pays any fees to the Trustees who are considered “interested persons” of the Trust or the Fund or the Adviser, as defined in the 1940 Act. Neither the Trust nor the Fund maintain any deferred compensation, pension or retirement plans, and no pension or retirement benefits are accrued as part of Trust or the Fund’s expenses.

* The Fund had not commenced operations as of the date of this SAI.

** Mr. Jeffrey Hemmings was appointed to the Board of Trustees effective May 14, 2015.

Control Persons and Principal Holders of Shares

Control persons are persons deemed to control the Fund because they own beneficially over 25% of the Fund’s outstanding equity securities. Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of the Fund. Principal holders are persons that own beneficially 5% or more of the Fund’s outstanding equity securities.

The Fund has not commenced operations as of the date of this SAI.

As of December 15, 2015, Cullen 2011 Descendants’ Trust was the sole shareholder and the control person of the Fund. Mr. Brooks Cullen and Mr. Jeffrey Battaglia are Trustees of the Cullen 2011 Descendants’ Trust. Therefore, Messrs. Cullen and Battaglia may be deemed to control the Cullen 2011 Descendants’ Trust and may be control persons of the Fund.

Neither the Independent Trustees nor members of their immediate families, own securities beneficially or of record in the Adviser, the Distributor or any affiliate of the Adviser or Distributor. Accordingly, neither the Independent Trustees nor members of their immediate families, have any direct or indirect interest, the value of which exceeds $120,000 in the Adviser, the Distributor or any of their affiliates.

Board Interest in the Fund

Set forth below is the dollar range of equity securities beneficially owned(1) by each Trustee in the Fund as of December 31, 2014:

Name of Trustee	Enhanced Equity Income Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
James P. Cullen, Interested Trustee	None	Over $100,000

Robert J. Garry, Independent Trustee	None	None

Stephen G. Fredericks, Independent Trustee	None	None

Daniel J. Campbell, Independent Trustee	None	None

James H. Wildman, Independent Trustee	None	None

Jeffrey Hemmings, Independent Trustee(2)	None	None

(1)	Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.
(2)	Mr. Jeffrey Hemmings was appointed to the Board of Trustees effective May 14, 2015.

Investment Advisory and Other Services

Advisory Agreement

Cullen Capital Management LLC, a Delaware limited liability company located at 645 Fifth Avenue, New York, New York, 10022 serves as the Adviser to the Fund. Mr. James P. Cullen, Chairman and Chief Executive Officer of the Trust, is also the Chairman and Chief Executive Officer and Controlling Member of the Adviser. Cullen Capital is registered as an investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”) with the SEC.

The Adviser provides investment advisory services to the Fund pursuant to an investment advisory agreement between the Trust and Cullen Capital (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Trust employs Cullen Capital as the Adviser. The Adviser is responsible for making and implementing investment decisions for the applicable Fund. In addition, the Adviser furnishes office space, office facilities, equipment, personnel (other than the services of Independent Trustees), and clerical and bookkeeping services for the Fund to the extent not provided by the custodian, transfer agent and dividend paying agent, fund administration and accounting services agent of the Fund. Pursuant to the Advisory Agreement, the Fund pays the Adviser a fee for managing the Fund's investments that is calculated as a percentage of the Fund’s net assets under management.

In consideration of the services to be provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from the Fund an investment advisory fee computed daily and paid monthly based on an annual rate equal to a percentage of the Fund’s average daily net assets specified in the Prospectus. As described in the Prospectus, the Adviser has contractually agreed to limit the total expenses of the Enhanced Equity Income Fund (excluding taxes and expenses) to not more than 1.00% for Retail Class shares, 1.75% for Class C shares and 0.75% for Class I shares. Pursuant to the Advisory Agreement, the Adviser may cause the Fund to reimburse the Adviser for any fee reductions or expense reimbursements made pursuant to the Advisory Agreement within a three-year period, provided that any such reductions or reimbursements made by the Fund will not cause the Fund’s expense limitations to exceed the amounts set forth above. However, the Fund is not obligated to pay any such reduced fees for more than three years after the end of the fiscal year in which the fee was reduced. The Fund has not commenced operations as of the date of this SAI.

Portfolio Managers

Mr. James P. Cullen, Ms. Jennifer Chang, and Mr. Tim Cordle are the portfolio managers responsible for the day-to-day management of the Enhanced Equity Income Fund. The following table shows the number of other accounts managed by Mr. Cullen, Ms. Chang, and Mr. Cordle, and the total assets in the accounts managed within various categories, as of June 30, 2015.

Other Accounts Managed*

				Accounts with Advisory Fee based on Performance
	Type of Accounts	Total Assets	Number of Accounts	Number of Accounts	Total Assets
James Cullen	Other Accounts	$9,347,955,802	16,251	0	$0
	Other Pooled Investment Vehicles	$4,984,489,066	48	2	$22,563,492
	Registered Investment Companies	$2,352,064,941	5	0	$0

Jennifer Chang	Other Accounts	$5,539,738,358	7,830	0	$0
	Other Pooled Investment Vehicles	$3,654,471,107	22	1	$4,602,211
	Registered Investment Companies	$1,932,906,352	2	0	$0

Tim Cordle	Other Accounts	$429,291,432	422	0	$0

Other Pooled Investment Vehicles	$40,481,018	2	1	$4,602,211
Registered Investment Companies	$0	0	0	$0

*	Other accounts managed by the portfolio managers listed above include accounts and assets of the Adviser and Schafer Cullen Capital Management, Inc., an affiliated entity.

Material Conflicts of Interest. The portfolio managers have day-to-day management responsibilities with respect to other accounts and accordingly may be presented with potential or actual conflicts of interest.

The management of other accounts may result in the portfolio managers devoting unequal time and attention to the management of the Fund and/or other accounts. In approving the Advisory Agreement, the Board of Trustees was satisfied that the portfolio managers would be able to devote sufficient attention to the management of the Fund, and that the Adviser seeks to manage such competing interests for the time and attention of the portfolio managers.

With respect to securities transactions for the Fund, the Adviser determines which broker to use to execute each transaction, consistent with its duty to seek best execution of the transaction. For buy or sell transactions considered simultaneously for the Fund and other accounts, orders are placed at the same time. The portfolio managers use their best efforts to ensure that no client is treated unfairly in relation to any other client over time in the allocation of securities or the order of the execution of transactions. The portfolio managers generally allocate trades on the basis of assets under management so that the securities positions represent equal gross exposure as a percentage of total assets of each similarly managed client. The Fund and client accounts are not generally invested in thinly traded or illiquid securities; therefore, conflicts in fulfilling investment opportunities are to some extent minimized.

Compensation. James P. Cullen is an equity owner of the Adviser and in such capacity does not receive a salary from the Fund. Mr. Cullen owns 51% of the equity of Schafer Cullen Capital Management, Inc., an affiliate of the Adviser. Mr. Cullen owns 67.5% of the voting equity of Cullen Capital Management, LLC. In his ownership capacity, Mr. Cullen shares commensurately in the profits and losses of both the Adviser and Schafer Cullen Capital Management, Inc. Mr. Cullen does not receive a fixed salary from the Adviser and receives net profits of each advisory firm based upon his ownership interests in each company. Mr. Cullen participates in Schafer Cullen Capital Management, Inc.’s 401(k) plan and does not have a deferred compensation plan.

Jennifer Chang is an employee of the Adviser and in such capacity does not receive a salary from the Fund. Ms. Chang does not own any portion of the voting equity of the Adviser. Ms. Chang receives a fixed salary and bonus from Schafer Cullen Capital Management, Inc. an affiliate of the Adviser. Bonus amounts are determined by the overall profitability of Schafer Cullen Capital Management, Inc. and are not directly related to the performance of any one fund or product. Net profits are determined after all expenses of the companies are deducted from gross revenues. Ms. Chang participates in Schafer Cullen Capital Management, Inc.’s 401(k) plan and does not have a deferred compensation plan.

Tim Cordle is an employee of the Adviser and in such capacity does not receive a salary from the Fund. Mr. Cordle does not own any portion of the voting equity of the Adviser. Mr. Cordle receives a fixed salary and bonus from Schafer Cullen Capital Management, Inc. an affiliate of the Adviser. Bonus amounts are determined by the overall profitability of Schafer Cullen Capital Management, Inc. and are not directly related to the performance of any one fund or product. Net profits are determined after all expenses of the companies are deducted from gross revenues. Mr. Cordle participates in Schafer Cullen Capital Management, Inc.’s 401(k) plan and does not have a deferred compensation plan.

Securities Owned in the Fund by Portfolio Managers. Set forth below is the dollar range of equity securities beneficially owned(1) by each portfolio manager in the Fund as of December 15, 2015.

Name of Portfolio Manager	Enhanced Equity Income Fund
James P. Cullen	None
Jennifer Chang	None
Tim Cordle	None

(1)	Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.

Code of Ethics

The Trust and the Adviser have adopted a joint written Code of Ethics (the “Code”). This Code of Ethics governs the personal securities transactions of Trustees, managers, members, officers and employees who may have access to current trading information of the Fund. Subject to certain conditions, the Code permits such persons to invest in securities for their personal accounts, including securities that may be purchased or held by the Fund. The Code includes reporting and other obligations to monitor personal transactions and ensure that such transactions are consistent with the best interests of the Fund.

Fund Administration

ALPS Fund Services, Inc. (“ALPS Fund Services”) provides administrative personnel and services (including blue-sky services) to the Trust and the Fund. Administrative services include, but are not limited to, providing equipment, telephone facilities, various personnel, including clerical and supervisory and computers as necessary or beneficial to provide compliance services to the Fund and the Trust. The Fund had not commenced operations as of the date of this SAI.

ALPS Fund Services provides fund accounting personnel and services to the Fund pursuant to an Administrative, Bookkeeping and Pricing Services Agreement dated May 1, 2013 (the “Administration Agreement”). Under the Administration Agreement, ALPS Fund Services provides portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services.

Financial Intermediaries

From time to time, the Fund may pay, directly or indirectly, amounts to financial intermediaries that provide transfer-agent type and/or other administrative services relating to the Fund to their customers or other persons who beneficially own interests in the Fund, such as participants in 401(k) plans. These services may include, among other things, sub-accounting services, transfer agent-type services, answering inquiries relating to the Fund, transmitting, on behalf of the Fund, proxy statements, annual and semi-annual reports, updated prospectuses, other communications regarding the Fund, and related services as the Fund or the intermediaries’ customers or such other persons may reasonably request. In such cases, to the extent paid by the Fund, the Fund will not pay more for these services through intermediary relationships than it would pay if the intermediaries’ customers were direct shareholders in the Fund.

Distributor

ALPS Distributors, Inc. serves as the principal underwriter and distributor for the shares of the Fund pursuant to a Distribution Agreement with the Trust (the “Distribution Agreement”). ALPS Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The offering of the Fund’s shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund’s shares.

Under the Distribution Agreement, ALPS Distributors agrees to (i) sell shares as agent for the Trust upon the terms and at the current offering price described in the Fund’s prospectus; (ii) hold itself available to receive orders satisfactory to ALPS Distributors for purchase of Fund’s shares; (iii) make Fund’s shares available, with the assistance of the Trust’s Transfer Agent, through the National Securities Clearing Corporation’s Fund/SERV System; (iv) act in conformity with all Trust and securities laws requirements; (v) cooperate with the Trust in the development of all proposed advertisements and sales literature relating to the Fund and review such items for compliance with applicable laws and regulations; (vi) repurchase, at ALPS Distributors’ discretion, Fund shares; (vii) enter into agreements, at ALPS Distributors’ discretion, with qualified broker-dealers to sell the Fund’ shares; (viii) devote its best efforts to effect sales of the Fund’s shares; and (ix) prepare reports for the Board of Trustees regarding its activities under the Distribution Agreement. The fees payable by the Trust under this agreement shall not exceed what is available for payment under the distribution plans (please refer to the Distribution Plan section below). Payments under the Distribution Agreement may not be tied to actual distribution expenses and such payments may therefore exceed distribution expenses actually incurred. Any fees or expenses incurred by ALPS but not payable by the Fund under their 12b-1 plans of distribution may be paid by the Adviser.

The Distribution Agreement with respect to the Fund may be terminated at any time (i) by the Board or by a vote of a majority of the outstanding voting securities of the Fund on 60 days written notice to ALPS Distributors or (ii) by ALPS Distributors. If not so terminated, the Distribution Agreement shall continue in effect from year to year only so long as such continuance is approved annually by the Board of Trustees of the Trust or the shareholders of the Fund, and, in either event, by a majority of the Independent Trustees.

Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for its Retail Class and Class C shares (the “Plan”). The Board determined that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. For the Retail Class shares of the Fund the Plan authorizes payments by the Fund in connection with the distribution of shares at an annual rate of up to 0.25% of the average daily net asset value. For Class C Shares of the Fund the Plan authorizes the Fund to pay up to 1.00% annually of average daily net assets, of which 0.75% may be paid for a distribution fee and 0.25% for certain shareholder services provided to shareholders of the Fund. Payments may be made by the Fund under the Plan for the purpose of financing any activity primarily intended to result in the sale of shares, as determined by the Board. Such activities typically include advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which the Fund may finance without its Plan, the Fund may also make payments to finance such activity outside of its Plan and not subject to its limitations.

Administration of the Plan is regulated by Rule 12b-1 under the 1940 Act, which includes requirements that: (i) the Board receive and review at least quarterly reports concerning the nature and qualification of expenses which are paid; (ii) the Board, including a majority of the Independent Trustees, approve all agreements implementing the Plan; and (iii) the Plan may be continued from year-to-year only if the Board, including a majority of the Independent Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders. The Fund has not commenced operations as of the date of this SAI.

Although it does not currently offer Class R1 and Class R2 shares, the Fund has adopted a Shareholder Servicing Plan (“Service Plan”) with respect to Class R1 and Class R2 shares under which the Fund is authorized to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class R1 and Class R2 shares held by such plan participants. These services may include (a) acting, directly or through an agent, as the shareholder of record and nominee for all plan participants, (b) maintaining account records for each plan participant that beneficially owns Class R1 or Class R2 shares, (c) processing orders to purchase, redeem and exchange Class R1 or R2 shares on behalf of plan participants, and handling the transmission of funds representing the purchase price or redemption proceeds, and (d) addressing plan participant questions regarding their accounts and the Fund.

Brokerage

The Adviser is responsible for selecting brokers and dealers to effect purchases or sales of securities for the Fund. In selecting such brokers, it is the policy of the Adviser to seek the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided, as described in this and the following paragraph. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser’s evaluation of the broker’s efficiency in executing and clearing transactions, block trading capability (including the broker’s willingness to position securities), the broker’s familiarity with the security and the broker’s financial strength and stability. The most favorable price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any.

In allocating the Fund’s brokerage, the Adviser will also take into consideration the research, analytical, statistical and other information and services provided by the broker, such as general economic reports and information, reports or analyses of particular companies or industry groups and technical information and the availability of the brokerage firm’s analysts for consultation. While the Adviser believes these services have substantial value, they are considered supplemental to the Adviser’s own efforts in the performance of its duties under the Advisory Agreement. As permitted by the Advisory Agreement and in accordance with Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser may pay brokers higher brokerage commissions than might be available from other brokers if the Adviser determines in good faith that such amount paid is reasonable in relation to the value of the overall quality of the brokerage, research and other services provided. Other clients of the Adviser may indirectly benefit from the availability of these services to the Adviser, and the Fund may indirectly benefit from services available to the Adviser as a result of transactions for the other clients.

The Adviser expects to enter into arrangements with broker-dealers whereby the Adviser obtains computerized stock quotation and news services, performance and ranking services, portfolio analysis services and other research services in exchange for the direction of portfolio transactions which generate dealer concessions or brokerage (agency) commissions for such broker-dealers. From time to time, the Adviser may make other similar arrangements with brokers or dealers who agree to provide research services in consideration of dealer concessions or brokerage commissions. Consistent with the Adviser’s fiduciary duties to the Fund, brokerage will be directed to such brokers or dealers pursuant to any such arrangement only when the Adviser believes that the commissions charged are reasonable in relation to the value and overall quality of the brokerage and research services provided. The Fund has not commenced operations as of the date of this SAI.

Capital Structure

The Trust is a Delaware statutory trust formed on March 25, 2000. It is authorized to issue an unlimited number of shares of beneficial interest. Each share of beneficial interest has a par value of $0.001. The Trustees of the Trust may, at any time and from time to time, by resolution, authorize the division of shares into an unlimited number of series and the division of any series into two or more classes. The Fund constitutes one such series of the Trust. By this offering, three classes of shares of the Enhanced Equity Income Fund are being offered: Retail Class, Class C, and Class I. The Trust has reserved the right to create and issue additional series or classes.

Shareholders of the Trust are entitled to one vote for each full share and to a proportionate fractional vote for each fractional share standing in the shareholder’s name on the books of the Trust. However, matters affecting only one particular Fund or class can be voted on only by shareholders in that Fund or class. Only shareholders of Retail Class or Class C of the Fund will be entitled to vote on matters submitted to a shareholder vote with respect to the Rule 12b-1 Plan applicable to each such class. All shareholders are entitled to receive dividends when and as declared by the Trustees from time to time and as further discussed in the prospectus.

Each share within a class has equal dividend, distribution and liquidation rights. Shares do not have preemptive or subscription rights. All shares are fully paid and non-assessable.

Determination of Net Asset Value

Shares of the Fund are sold on a continual basis at the net asset value (“NAV”) per share next computed following receipt of an order by the Fund’s transfer agent in good order. The Fund’s NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (usually 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Securities listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made; however, securities traded on a U.S. securities exchange for which there were no transactions on a given day, and securities not listed on a U.S. securities exchange, are valued at the average of the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Board under the supervision of the Board.

Option contracts shall typically be valued using reliable market quotations from the primary exchange on which the respective options are traded on the day of valuation or, if there has been no trade on such day, at the mean between the bid and asked prices. Any options for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Board of the Trust under the supervision of the Board.

Debt securities are valued by a pricing service that utilizes electronic data processing techniques to determine values for normal institutional-sized trading units of debt securities without regard to sale or bid prices when such techniques are believed to more accurately reflect the fair market value for such securities. Otherwise, sale or bid prices are used. Debt securities having remaining maturities of 60 days or less when purchased are valued by the amortized cost method. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter, amortization of any discount or premium is assumed each day, regardless of the impact of the fluctuating rates on the market value of the instrument.

Securities quoted in a foreign currency, if any, are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time the daily NAV per share is determined. Although the Fund values its foreign assets in U.S. dollars on a daily basis, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. Foreign currency exchange rates are generally determined prior to the close of trading on the NYSE. Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of trading on the NYSE. Such events would not normally be reflected in a calculation of the Fund’s NAV on that day. If events that materially affect the sale of the Fund’s foreign investments or foreign currency exchange rates occur during such period, the investments may be valued at their fair value as determined in good faith by the Valuation Committee of the Board of the Trust under the supervision of the Board.

Eligible Investors

Shares of the Fund are offered to the general public. The Fund reserves the right to refuse to accept investments at any time.

Eligible Class I Investors

Class I shares are available only to certain accounts for which qualifying institutions act in a fiduciary, agency or custodial capacity and only with a minimum initial investment of $1,000,000, except that no initial minimum will be imposed on (i) Employee Benefit Plans that hold their Institutional Shares through plan-level or omnibus accounts; or (ii) investment advisers investing for accounts for which they receive asset-based fees where the investment adviser or its Authorized Institution purchases Institutional Shares through an omnibus account. For this purpose, "Institutional Investors" shall include "wrap" account sponsors (provided they have an agreement covering the arrangement with the Distributor), corporations, qualified non-profit organizations, charitable trusts, foundations and endowments, state, county, city or any instrumentality, department, authority or agency thereof, and banks, trust companies or other depository institutions investing for their own account or on behalf of their clients. A registered investment adviser may aggregate all client accounts investing in the Fund to meet the Class I shares investment minimum. We reserve the right to waive minimums on Institutional Shares.

Purchase and Redemption of Shares

Purchasing Shares

Shares of the Fund are sold in a continuous offering and may be purchased on any business day through authorized investment dealers or directly from the Fund.

You will be charged a $15 annual account maintenance fee for each IRA (or other retirement account) up to a maximum of $30 per social security number, and a $35 fee for transferring assets to another custodian or for closing such an account.

Stock Certificates and Confirmations

The Fund does not generally issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the shareholder’s address of record.

Anti-Money Laundering Program

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program provides for the development of practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program. Procedures to implement the Program include, but are not limited to, determining that the Trust’s Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

The Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorist or other suspicious persons. The Fund may also be required to transfer the account or proceeds of the account to a government agency.

Redeeming Shares

Signature Guarantees. A signature guarantee of each shareholder on an account is required to redeem shares if a shareholder requests (i) redemption proceeds be sent to an address other than that on record with the Fund or (ii) proceeds be made payable to someone other than the shareholder(s) of record.

Signature guarantees are designed to protect both the shareholder and the Fund from fraud. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities exchanges, or clearing agencies deemed eligible by the SEC. The Fund does not accept signatures guaranteed by a notary public.

Additional Documentation. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, Trustees, administrators, or guardians. The Fund’s transfer agent requires documents from entities to identify individuals possessing authority to redeem shares from the Fund. The documentation may include corporate resolutions, partnership agreements, trust instruments or plans that give such authority to the individual.

Redemption In-Kind. The Fund has elected to be governed by Rule l8f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the Fund. If the Adviser determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for the Fund’s shares (a “redemption in-kind”). Shareholders receiving securities or other financial assets in a redemption in-kind may realize a gain or loss for tax purposes on the Fund shares that they redeem, and when they dispose of the securities received in kind will incur any costs of sale, as well as the associated inconveniences. If you expect to make a redemption in excess of the lesser of $250,000 or 1% of the Fund’s assets during any 90-day period and would like to avoid any possibility of being paid with securities in-kind, you may do so by providing the Fund with an unconditional instruction to redeem at least 15 calendar days prior to the date on which the redemption transaction is to occur, specifying the dollar amount or number of shares to be redeemed and the date of the transaction (please call toll free 1-877-485-8586). This will provide the Fund with sufficient time to raise the cash in an orderly manner to pay the redemption and thereby minimize the effect of the redemption on the interests of the Fund’s remaining shareholders.

Proxy Voting Policies and Procedures

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust which delegates the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight. The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted by the Adviser on behalf of the Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

The Adviser has adopted Proxy Voting Policies and Procedures which underscore the Adviser’s concern that all proxy voting decisions be made in the best interest of the Fund and that the Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets of the Fund.

Where a proxy proposal raises a material conflict between the Adviser’s interests and the Fund’s interests, the Adviser will resolve the conflict by disclosing the conflict to the Board and obtaining the Board’s consent to vote.

The Trust is required to annually file Form N-PX, which lists the Fund’s complete proxy voting record for the 12-month period ending June 30. Once filed, the Fund’s proxy voting records will be available without charge, upon request, by calling toll-free 1-877-485-8586 and on the SEC’s website at http://www.sec.gov.

Portfolio Holdings Information

The Adviser and the Fund maintain portfolio holdings disclosure policies (the “Portfolio Holdings Disclosure Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. The Fund’s Portfolio Holdings Disclosure policy is reviewed annually by the Board. Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

Pursuant to the Fund’s Portfolio Holdings Disclosure Policies, information about the Fund’s portfolio holdings is not distributed to any person. However, certain persons receive information about the Fund’s portfolio holdings on an ongoing basis. The Fund believes that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of the Fund’s respective shareholders. Information about the Fund’s portfolio holdings is not distributed to these persons unless:

•	The disclosure is required pursuant to a regulatory request or court order or is legally required in the context of other legal proceedings;
•	The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;
•	The disclosure is made to internal parties involved in the investment process, administration, operation or custody of the Fund, including, but not limited to the Board, attorneys, auditors or accountants;
•	The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public;
•	The disclosure is made with the prior written approval of either the Trust’s CCO or his or her designee; or
•	The disclosure is made to rating and/or ranking organizations as follows:

Name	Information Disclosed	Frequency	Lag Time
Standard and Poors	All portfolio holding and top 10 holdings	Quarterly	15th day after quarter-end
Thomson Reuters	All portfolio holding and top 10 holdings	Quarterly	15th day after quarter-end
Lipper	All portfolio holding and top 10 holdings	Quarterly	15th day after quarter-end
Bloomberg	All portfolio holdings	Quarterly	15th day after quarter-end
Morningstar	All portfolio holdings	Quarterly	15th day after quarter-end
Valueline	Top 10 holdings	Quarterly	15th day after quarter-end
ICI	Top 10 holdings	Quarterly	15th day after quarter-end

Any disclosures to additional parties not described above are made with the approval of either the Trust’s CCO or his or her designee, pursuant to the Fund’s Portfolio Holdings Disclosure Policies. Currently, the Fund does not disclose information to parties not described above.

The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the Portfolio Holdings Disclosure Policies, Codes of Ethics and other relevant policies of the Fund and its service providers by the Trust’s CCO, (2) considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under 1940 Act), and (3) considering whether to approve any amendment to these Portfolio Holdings Disclosure Policies. The Board reserves the right to amend the Portfolio Holdings Disclosure Policies at any time without prior notice in its sole discretion.

None of the Adviser, its affiliates or employees, or the Fund may receive any direct or indirect compensation in connection with the disclosure of information about Fund portfolio securities. In addition, the Trust has adopted and approved policies and procedures, including a Code of Ethics and various policies regarding securities trading and trade allocations to address potential conflicts of interest that may arise. As part of its oversight, the Board receives reports from the Trust’s Chief Compliance Officer regarding the Fund and its service providers’ compliance with these policies, including, if applicable, information with respect to any violations of these procedures and how such violations/conflicts were resolved.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Fund to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed and are prohibited from trading on the non-public information: Fund Administrator, Fund Accountant, Custodian, Transfer Agent, auditors, counsel to the Trust or the Trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities), and regulatory authorities. Each entity is responsible for monitoring compliance with confidentiality duties and trading prohibitions. Portfolio holdings information not publicly available with the SEC or through the Fund’s website may only be provided to additional third parties, in accordance with the Portfolio Holdings Disclosure Policies, when the Fund has a legitimate business purpose and the third party recipient is subject to a confidentiality agreement. Currently, the Fund makes no portfolio holdings information publicly available to any additional parties.

There can be no assurance that the Portfolio Holdings Disclosure Policies and these procedures will protect the Fund from potential misuse of that information by individuals or entities to which it is disclosed.

Additional Information on Distributions and Taxes

Distributions

A shareholder will automatically receive all dividends and capital gain distributions in additional full and fractional shares of the Fund at their net asset value as of the date of payment unless the shareholder elects to receive such dividends or distributions in cash. Shareholders will receive a confirmation of each new transaction in their account. The Fund will confirm all account activity, including the payment of dividend and capital gain distributions and transactions made as a result of a Systematic Withdrawal Plan or an Automatic Investment Plan. Shareholders may rely on these statements in lieu of stock certificates.

Taxes

Distributions of net investment income. The Fund receives income generally in the form of dividends on its investments. This income, less expenses incurred in the operation of the Fund, and the excess of net short-term capital gain over net long-term capital loss, constitute the Fund’s investment company taxable income, from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to the Fund’s shareholders as ordinary income, whether the Fund’s shareholders take dividends in cash or in additional shares.

Distributions of long-term capital gains. The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions of net short term capital gain, as noted above, are included in ordinary income dividends. Distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gain (the excess of net long-term capital gain over net short-term capital loss) realized by the Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the Fund.

Information on the tax character of distributions. The Fund will inform its shareholders of the amount of their ordinary income dividends, qualified dividend income or income eligible for the dividends received deduction, discussed below, and capital gain distributions at the time they are paid, and will advise shareholders of the characteristics of distributions for federal income tax purposes shortly after the close of each calendar year.

Qualified dividend income. Certain dividend income, including dividends received from some foreign corporations, and long-term capital gains are eligible for a reduced tax rate applicable to non-corporate shareholders. Distributions comprised of dividends from domestic corporations and certain foreign corporations (generally, corporations incorporated in a possession of the United States and some corporations eligible for treaty benefits under certain treaties with the United States or dividends with respect to classes of stock of a foreign corporation that are readily tradable on an established securities market in the United States) are treated as “qualified dividend income” eligible for taxation at a maximum tax rate of 20% in the hands of non-corporate shareholders. A portion of the Fund’s dividends when paid to non-corporate shareholders may be eligible for treatment as qualified dividend income. In order for dividends paid by the Fund to be qualified dividend income, the Fund must meet holding period and other requirements with respect to dividend-paying stocks in its portfolio, and the non-corporate stockholder must meet holding period and other requirements with respect to the Fund’s shares. To the extent that the Fund engages in securities lending with respect to stock paying qualified dividend income, it may be limited in its ability to pay qualified dividend income to its shareholders. Additionally, special tax rules applicable to straddles may terminate or suspend the holding period of stocks considered to be part of a straddle, limiting the Fund’s ability to designate distributions as qualified dividend income (with certain exceptions for certain qualified covered call options). Fund dividends representing distributions of short-term capital gains (including a portion of premiums received by the Fund as the seller (writer) of expired options contracts) cannot be designated as qualified dividend income and will not qualify for the reduced rates. In addition, dividends from foreign securities may not be eligible for this rate, and dividends from REITs are generally not eligible for treatment as qualified dividend income. The Fund cannot predict the percentage (if any) of their distributions which will qualify for taxation to non-corporate shareholders as qualified dividend income.

Dividends-received deduction for corporations. If you are a corporate shareholder, you should note that it is expected that a portion of the dividends paid by the Fund that are derived from dividends of domestic corporations may be eligible for the dividends-received deduction. If certain conditions are met, including satisfaction of holding period requirements, you will be allowed to deduct a portion of these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment. The rules noted above that terminate or suspend the holding period of underlying stocks may limit the Fund’s ability to designate distributions as eligible for the dividends-received deduction. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

Qualification to be taxed as a regulated investment company (“RIC”). The Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code of 1986 as amended (the “Code”) by satisfying certain requirements with respect to the nature of its income and the composition of its portfolios, and by making required distributions of its income and gains. As a RIC, the Fund generally pays no federal income tax on the income and gains it distributes to its shareholders. The Board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary income, eligible for taxation at the reduced rate applicable to qualified dividend income for non-corporate shareholders and for the dividends-received deduction available to corporate shareholders, to the extent of the Fund’s earnings and profits.

Excise tax distribution requirements. To avoid federal excise taxes, the Fund must distribute to you and its shareholders by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98.2% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these amounts in December (or pay in January amounts that, for federal income tax purposes, are treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund shares. Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you held your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends distributed to you by the Fund on those shares.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the same Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

The Fund is also generally required by law to provide you and the Internal Revenue Service (“IRS”) with cost basis information for shares of the Fund, and sold, redeemed or exchanged after that date. This information includes the adjusted cost basis of your shares, the gross proceeds from disposition, and whether the gain or loss is long-term or short-term. The adjusted cost basis of your shares will be based on the default reporting method selected by the Fund, unless you timely inform the Fund, before a sale, redemption or exchange, that you are selecting a different IRS-accepted method offered by the Fund. These requirements, however, will not apply for investments through an IRA or other tax-advantaged account. You should consult with your tax advisors to determine the best cost basis method for your situation, and to obtain more information about how these requirements apply to you. To obtain the default cost basis reporting method or to elect a different method offered by the Fund, please contact the Fund’s Transfer Agent.

Investment in Covered Call Options. The Fund may invest in covered call options on stocks held in their portfolios. Generally, premium received on writing a call option that has lapsed without being exercised is treated as short term capital gain regardless of the length of time the option is outstanding. Premium received on a covered call option that was exercised is generally added to the strike price paid for the underlying sold stock and treated as either short or long term capital gain depending on the holding period of the underlying stock. Certain call options may be subject to complex loss deferral rules and other tax rules which may affect the taxation of the call options and the underlying stock. In addition, to maintain its status as a RIC, the Fund faces restrictions on the amount of assets that it may invest in master limited partnerships (MLPs), and the income that it derives from MLPs. The Fund intends to monitor transactions, make appropriate tax elections and make appropriate entries in its books and records to lessen the effect of these tax rules and avoid any possible disqualification for the special treatment afforded RICs under the Code.

A 3.8% Medicare tax is imposed on the net investment income (which includes taxable dividends and gain recognized on a redemption of shares) of certain individuals, trusts and estates, for taxable years beginning after December 31, 2012.

A 30% withholding tax is currently imposed on dividends and will be imposed on redemption proceeds paid after December 31, 2016, to (i) foreign financial institutions (as defined in Section 1471(d)(4) of the

Code) unless they agree to collect and disclose to the IRS information regarding their direct and indirect United States account holders and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect United States owners. Under some circumstances, a shareholder may be eligible for refunds or credits of such taxes.

Other Tax Considerations. Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Some shareholders may be subject to a withholding tax on ordinary income dividends, capital gain dividends and redemption payments (“backup withholding”). Generally, shareholders subject to backup withholdings will be non-corporate shareholders for whom no certified taxpayer identification number is on file with the Fund, or who, to the Fund’s knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that the investor is not otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or credit against a shareholder’s federal income tax liability, provided that the required information is timely forwarded to the IRS.

Under Treasury Regulations, if a shareholder recognizes a loss with respect to shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single taxable year (or a greater amount over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. Direct holders of portfolio securities are, in many cases, exempted from this reporting requirement, but under current guidance shareholders of regulated investment companies are not exempted. Significant penalties may be imposed in connection with the failure to comply with these reporting requirements. That a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer’s treatment of the loss is proper. Shareholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

The foregoing is only a general summary of certain provisions of the Code and current Treasury regulations applicable to the Fund and its shareholders. The Code and such regulations are subject to change by legislative or administrative action. Investors are urged to consult their own tax advisers regarding the application of federal, state, local and foreign tax laws.

Calculation of Performance Data

The Fund’s total return may be compared to relevant indices or benchmarks, including the S&P 500 Index and indices or benchmarks published by Lipper, Inc.

Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund’s total return for any period should not be considered as a representation of what an investment may earn or what an investor’s total return may be in any future period.

The Fund will calculate its performance in accordance with the following formulas:

Average Annual Total Return

Average annual total return quotations used in the Fund’s Prospectus are calculated according to the following formula:

P(1 + T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in the prospectus will be based on rolling calendar quarters. Average annual total return, or “T” in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Average Annual Total Return (after Taxes on Distributions)

The Fund’s quotations of average annual total return (after taxes on distributions) are calculated according to the following formula:

P(1 + T)n = ATVD

where “P” equals a hypothetical initial payments of $1,000; “T” equals average annual total return; “n” equals the number of years; and “ATVD” equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions, not after taxes on redemption.

Dividends and other distributions, less the taxes due on such distributions, are assumed to be reinvested in shares at the prices in effect on the reinvestment dates, and taxes due are calculated using the highest individual marginal federal income tax rates on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of the Fund’s expenses by the Adviser.

Average Annual Total Return (after Taxes on Distributions and Redemptions)

The Fund’s quotations of average annual total return (after taxes on distributions and redemption) are calculated according to the following formula:

P(1 + T)n = ATVDR

where “P” equals a hypothetical initial payments of $1,000; “T” equals average annual total return; “n” equals the number of years; and “ATVDR” equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions and redemption.

Dividends and other distributions, less the taxes due on such distributions, are assumed to be reinvested in shares at the prices in effect on the reinvestment dates, and the taxes due are calculated using the highest individual marginal federal income tax rates on the reinvestment dates. Capital gains taxes resulting from the redemption are subtracted and the tax benefit from capital losses resulting from the redemption are added. ATVDR will be adjusted to reflect the effect of any absorption of the Fund’s expenses by the Adviser.

Comparisons

Lipper, Inc. (“Lipper”) and Other Independent Ranking Organizations. From time to time, the Fund’s performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund will be compared to Lipper’s appropriate fund category, that is, by fund objective and portfolio holdings. The Fund’s performance may also be compared to the average performance of its Lipper category.

Morningstar, Inc. The Fund’s performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which rates funds on the basis of historical risk and total return. Morningstar’s ratings range from five stars (highest) to one star (lowest) and represent Morningstar’s assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Ratings are not absolute and do not represent future results.

Independent Sources. Evaluations of fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund, especially those with similar objectives. Sources for fund performance and articles about the Fund may include publications such as Money, Forbes, Kiplinger’s, Smart Money, Financial World, Business Week, U.S. News and World Report, The Wall Street Journal, Barron’s and a variety of investment newsletters.

Indices. The Fund may compare its performance to a wide variety of indices. There are differences and similarities between the investments that the Fund may purchase and the investments measured by the indices.

Historical Asset Class Returns. From time to time, marketing materials may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return, U.S. Treasury bills, bonds, common stocks, and small stocks, as well as annual rates of inflation. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices. Stocks are generally more volatile than bonds. In return for this volatility, stocks have generally been assumed to be likely to perform better than bonds or cash over time. Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury.

Service Providers

Custodian

State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111 acts as the Fund’s Custodian of cash and securities. The Custodian holds all cash and, directly or through a book entry system or an agent, securities of the Fund, delivers and receives payment for securities sold by the Fund, collects income from investments of the Fund and performs other duties, all as directed by officers of the Trust. The Custodian does not exercise any supervisory function over the management of, or the purchase and sale of securities by, the Fund.

Fund Administrator

ALPS Fund Services, Inc., 1290 Broadway, Denver, CO 80203, acts as the Fund Administrator for the Fund.

Transfer Agent and Dividend Disbursing Agent

ALPS Fund Services, Inc., 1290 Broadway, Denver, CO 80203, acts as the Transfer Agent, dividend-paying agent, and shareholder servicing agent for the Fund.

Distributor

ALPS Distributors, Inc. 1290 Broadway, Denver, CO 80203, serves as principal underwriter for the Fund and, as such, is the agent for the distribution of shares of the Fund.

Counsel

Sidley Austin LLP, 787 Seventh Avenue, New York, New York, 10019, is counsel for the Fund.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, 1900 16th St, Suite 1600, Denver, CO 80202, has been selected as the independent registered public accounting firm of the Fund. As such, they are responsible for auditing the annual financial statements of the Fund.

Additional Information

The Fund’s prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Trust has filed electronically with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby. This Registration Statement is available for inspection by the public at the public reference facilities maintained by the Commission in Washington, D.C.

Financial Statements

As of the date of this SAI, the Fund had not yet commenced operations.

Appendix A

RATINGS OF CORPORATE OBLIGATIONS,
COMMERCIAL PAPER, AND PREFERRED STOCK

Ratings of Corporate Obligations

Moody’s Investors Service, Inc.

Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds rated B generally lack characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated Caa are of poor standing. Such bonds may be in default or there may be present elements of danger with respect to principal and interest.

Ca: Bonds rated Ca represent obligations that are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

Those securities in the A and Baa groups which Moody’s believes possess the strongest investment attributes are designated by the symbols A-1 and Baa-1. Other A and Baa securities comprise the balance of their respective groups. These rankings (1) designate the securities which offer the maximum in security within their quality groups, (2) designate securities which can be bought for possible upgrading in quality, and (3) additionally afford the investor an opportunity to gauge more precisely the relative attractiveness of offerings in the marketplace.

Standard & Poor’s Rating Services

AAA: Bonds rated AAA have the highest rating assigned by Standard & Poor’s to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A: Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Although they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories. Bonds rated BBB are regarded as having speculation characteristics.

BB-B-CCC-CC: Bonds rated BB, B, CCC, and CC are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation among such bonds and CC the highest degree of speculation. Although such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial Paper Ratings

Standard & Poor’s Rating Services

Commercial paper ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest. Issues assigned the A rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2 and 3 to indicate the relative degree of safety. The “A-1” designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus sign designation.

Moody’s Investors Service, Inc.

Moody’s commercial paper ratings are opinions of the ability of the issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Prime-1 Superior capacity for repayment

Prime-2 Strong capacity for repayment

Prime-3 Acceptable capacity for repayment

Ratings of Preferred Stock

Standard & Poor’s Rating Services

Standard & Poor’s preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which issue is intrinsically different from, and subordinated to, a debt issue. Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the bond-rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

The preferred stock ratings are based on the following considerations:

1.	Likelihood of payment—capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation.

2.	Nature of and provisions of the issue.

3.	Relative position of the issue in the event of bankruptcy, reorganization, or other arrangements affecting creditors’ rights.

AAA: This is the highest rating that may be assigned by Standard & Poor’s to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA: A preferred stock issue rated AA also qualifies as a high quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A: An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB, B, CCC: Preferred stock issues rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC: The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

C: A preferred stock rated C is a nonpaying issue.

D: A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

NR indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S & P does not rate a particular type of obligation as a matter of policy.

Plus (+) or Minus (-): To provide more detailed indications of preferred stock quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody’s Investors Service, Inc.

aaa: An issue that is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa: An issue that is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

a: An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa: An issue that is rated baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba: An issue that is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b: An issue that is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa: An issue that is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca: An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

c: This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Appendix B

PROXY VOTING POLICIES

Policy Statement: The 1940 Act requires the Funds, when they invest in voting securities, to (i) disclose their proxy voting policies and procedures in their registration statement and (ii) file annually with the SEC and make available to their shareholders its actual proxy voting record. The Funds have delegated to Cullen Capital Management (“CCM”) the responsibility to vote proxies.

Companion rules under the Advisers Act require CCM to (i) adopt proxy policies reasonably designed to ensure that CCM votes proxies in the best interests of its clients, including addressing material conflicts of interest, (ii) disclose to clients information about its proxy policies and (iii) maintain certain records relating to proxy voting. These requirements are designed to ensure greater transparency in the voting of proxies.

Procedures: The Funds have adopted the following procedures regarding this matter:

1.         Procedures: The Board has adopted the procedures set forth in “Proxy Voting Policies and Procedures” (copy attached) to implement the Funds’ policy and to monitor compliance with the Funds’ policy. These policies delegate the responsibility for voting proxies to CCM in accordance with its policies and procedures.

2.         Compliance Responsibility: CCM has adopted a proxy voting policy and is responsible for monitoring compliance with its policy and procedures.

3.         Disclosure: CCM, with input and assistance from Fund counsel, is responsible for ensuring that appropriate disclosure is made in the Funds’ prospectus and statement of additional information. See Chapter 10 for a discussion of the Funds’ disclosure policy and procedures. In addition, the fund administrator subject to the terms and conditions of the Fund Administration Agreement and the oversight of Fund counsel, is responsible for filing Form N-PX with the SEC pursuant to Rule 30b1-4.

PART C

OTHER INFORMATION

Item 28. Exhibits

(a)	Declaration of Trust

	(i)	Certificate of Trust of Cullen Funds Trust dated March 25, 2000, incorporated by reference to Registrant’s Initial Filing of the Registration Statement on Form N-1A filed March 27, 2000.

	(ii)	Amended Agreement and Declaration of Trust of Cullen Funds Trust dated May 10, 2001, incorporated by reference to Registrant’s Post-Effective Amendment No. 22 on Form N-1A filed February 12, 2009.

	(iii)	Certificate of Correction of Certificate of Trust of Cullen Funds Trust dated February 6, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 19 on Form N-1A filed February 14, 2007.

(b)	By-Laws

	(i)	By-Laws dated March 25, 2001, incorporated by reference to Registrant’s Initial Filing of the Registration Statement on Form N-1A filed March 27, 2000.

(c)	Instruments Defining Rights of Security Holders

	(i)	Instruments Defining Rights of Security Holders incorporated by reference to the Agreement and Declaration of Trust and By-Laws.

(d)	Investment Advisory Agreements

	(i)	Investment Advisory Agreement between Cullen Funds Trust and Cullen Capital Management LLC on behalf of the Cullen High Dividend Equity Fund dated August 1, 2003, incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A filed August 1, 2003.

		A.	Amendment to Investment Advisory Agreement between Cullen Funds Trust and Cullen Capital Management LLC on behalf of the Cullen High Dividend Equity Fund dated October 5, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 25 on Form N-1A filed April 21, 2009.

	(ii)	Investment Advisory Agreement between Cullen Funds Trust and Cullen Capital Management LLC on behalf of the Cullen International High Dividend Fund dated November 30, 2005, incorporated by reference to Registrant’s Post-Effective Amendment No. 17 on Form N-1A filed December 15, 2005.

	(iii)	Investment Advisory Agreement between Cullen Funds Trust and Cullen Capital Management LLC on behalf of the Cullen Small Cap Value Fund dated August 6, 2009, incorporated by reference to Registrant’s Post-Effective Amendment No. 29 on Form N-1A filed September 30, 2009.

	(iv)	Investment Advisory Agreement between Cullen Funds Trust and Cullen Capital Management LLC on behalf of the Cullen Value Fund, incorporated by reference to Registrant’s Post-Effective Amendment No. 36 on Form N-1A filed August 30, 2012.

	(v)	Investment Advisory Agreement between Cullen Funds Trust and Cullen Capital Management LLC on behalf of the Cullen Emerging Markets High Dividend Fund, incorporated by reference to Registrant’s Post-Effective Amendment No. 36 on Form N-1A filed August 30, 2012.

	(vi)	Investment Advisory Agreement between Cullen Funds Trust and Cullen Capital Management LLC on behalf of the Cullen Enhanced Equity Income Fund filed herewith.

(e)	Distribution Agreement

	(i)	Distribution Agreement between Cullen Funds Trust and ALPS Distributors, Inc. dated July 25, 2009, incorporated by reference to Registrant’s Post-Effective Amendment No. 29 on Form N-1A filed September 30, 2009.

		A.	Amendment to Distribution Agreement between Cullen Funds Trust and ALPS Distributors, Inc. dated October 1, 2009, incorporated by reference to Registrant’s Post-Effective Amendment No. 29 on Form N-1A filed September 30, 2009.

		B.	Amendment to Distribution Agreement between Cullen Funds Trust and ALPS Distributors, Inc., incorporated by reference to Registrant’s Post-Effective Amendment No. 36 on Form N-1A filed August 30, 2012.

		C.	Amendment No. 2 to Distribution Agreement between Cullen Funds Trust and ALPS Distributors, Inc. filed herewith.

(f)	Bonus or Profit Sharing Contracts – Not applicable.

(g)	Custody Agreements

	(i)	Custody Agreement between the Cullen Funds Trust and State Street Bank and Trust dated May 1, 2013, incorporated by reference to Registrant’s Post-Effective Amendment No. 40 on Form N-1A filed October 28, 2013.

		A.	Amendment No.1 to Custody Agreement between Cullen Funds Trust and State Street Bank and Trust filed herewith.

(h)	Other Material Contracts

	(i)	Transfer Agent Servicing Agreement between the Cullen Funds Trust and ALPS Fund Services, Inc. dated July 25, 2009, incorporated by reference to Registrant’s Post-Effective Amendment No. 29 on Form N-1A filed September 30, 2009.

		A.	Amendment to Transfer Agent Servicing Agreement dated October 1, 2009, incorporated by reference to Registrant’s Post-Effective Amendment No. 29 on Form N-1A filed September 30, 2009.

		B.	Amendment to Transfer Agent Servicing Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 36 on Form N-1A filed August 30, 2012.

		C.	Amendment No. 3 to Transfer Agent Servicing Agreement filed herewith.

	(ii)	Fulfillment Servicing Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 17 on Form N-1A filed December 15, 2005.

	(iii)	Prospect Servicing Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 17 on Form N-1A filed December 15, 2005.

	(iv)	Amended Shareholder Servicing Plan dated August 6, 2009, incorporated by reference to Registrant’s Post-Effective Amendment No. 29 on Form N-1A filed September 30, 2009.

	(v)	Amended Shareholder Servicing Plan dated August 24, 2012, incorporated by reference to Registrant’s Post-Effective Amendment No. 36 on Form N-1A filed August 30, 2012.

	(vi)	Amended Shareholder Servicing Plan filed herewith.

	(vii)	Transfer Agent Interactive Client Services Agreement dated July 25, 2009, incorporated by reference to Registrant’s Post-Effective Amendment No. 29 on Form N-1A filed September 30, 2009.

		A.	Amendment to Transfer Agent Interactive Client Services Agreement dated October 1, 2009, incorporated by reference to Registrant’s Post-Effective Amendment No. 29 on Form N-1A filed September 30, 2009.

		B.	Amendment to Transfer Agent Interactive Client Services Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 36 on Form N-1A filed August 30, 2012.

		C.	Amendment No. 3 to Transfer Agent Interactive Client Services Agreement filed herewith.

	(viii)	Blue Sky Services Agreement dated July 25, 2009, incorporated by reference to Registrant’s Post-Effective Amendment No. 29 on Form N-1A filed September 30, 2009.

		A.	Amendment to Blue Sky Services Agreement dated October 1, 2009, incorporated by reference to Registrant’s Post-Effective Amendment No. 29 on Form N-1A filed September 30, 2009.

		B.	Amendment to Blue Sky Services Agreement dated August 31, 2012, incorporated by reference to Registrant’s Post-Effective Amendment No. 36 on Form N-1A filed August 30, 2012.

		C.	Amendment to No. 3 to Blue Sky Services Agreement filed herewith.

	(ix)	Administration, Bookkeeping and Pricing Service Agreement dated May 1, 2013 between Cullen Funds Trust and ALPS Fund Services, Inc. incorporated by reference to Registrant’s Post-Effective Amendment No. 40 on Form N-1A filed October 28, 2013.

		A.	Amendment No. 1 to Administration, Bookkeeping and Pricing Service Agreement filed herewith.

	(x)	Operating Expenses Letter on behalf of Cullen High Dividend Equity Fund dated May 14, 2015 incorporated by reference to Registrant’s Post-Effective Amendment No. 45 on Form N-1A filed October 28, 2015.

	(xi)	Operating Expenses Letter on behalf of Cullen International High Dividend Equity Fund dated May 14, 2015 incorporated by reference to Registrant’s Post-Effective Amendment No. 45 on Form N-1A filed October 28, 2015.

	(xii)	Operating Expenses Letter on behalf of Cullen Emerging Markets High Dividend Fund dated May 14, 2015 incorporated by reference to Registrant’s Post-Effective Amendment No. 45 on Form N-1A filed October 28, 2015.

	(xiii)	Operating Expenses Letter on behalf of Cullen Value Fund dated May 14, 2015 incorporated by reference to Registrant’s Post-Effective Amendment No. 45 on Form N-1A filed October 28, 2015.

	(xiv)	Operating Expenses Letter on behalf of Cullen Small Cap Value Fund dated May 14, 2015 incorporated by reference to Registrant’s Post-Effective Amendment No. 45 on Form N-1A filed October 28, 2015.

	(xv)	Operating Expenses Letter on behalf of Cullen Enhanced Equity Income Fund filed herewith.

(i)	Legal Opinions

	(i)	Opinion and Consent of Counsel for the Cullen High Dividend Equity Fund, incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A filed August 1, 2003.

	(ii)	Opinion and Consent of Counsel for the Cullen High Dividend Equity Fund, incorporated by reference to Registrant’s Post-Effective Amendment No. 10 on Form N-1A filed October 7, 2004.

	(iii)	Opinion and Consent of Counsel for the Cullen International High Dividend Fund, incorporated by reference to Registrant’s Post-Effective Amendment No. 19 on Form N-1A filed February 14, 2007.

	(iv)	Opinion and Consent of Counsel for the Cullen Small Cap Value Fund, incorporated by reference to Registrant’s Post-Effective Amendment No. 29 on Form N-1A filed September 30, 2009.

	(v)	Opinion and Consent of Counsel for the Cullen Value Fund, incorporated by reference to Registrant’s Post-Effective Amendment No. 36 on Form N-1A filed August 30, 2012.

	(vi)	Opinion and Consent of Counsel for the Cullen Emerging Markets High Dividend Fund, incorporated by reference to Registrant’s Post-Effective Amendment No. 36 on Form N-1A filed August 30, 2012.

	(vii)	Opinion and Consent of Counsel for the Cullen Enhanced Equity Income Fund filed herewith.

(j)	Consent of Independent Registered Public Accounting Firm. Incorporated by reference to Registrant’s Post-Effective Amendment No. 45 on Form N-1A filed October 28, 2015.

(k)	Omitted Financial Statements – Not applicable.

(l)	Initial Capital Agreements

	(i)	Subscription for Shares of the Cullen High Dividend Equity Fund, incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A filed August 1, 2003.

	(ii)	Subscription for Shares of the Cullen International High Dividend Fund, incorporated by reference to Registrant’s Post-Effective Amendment No. 25 on Form N-1A filed April 21, 2009.

	(iii)	Subscription for Shares of the Cullen Small Cap Value Fund, incorporated by reference to Registrant’s Post-Effective Amendment No. 29 on Form N-1A filed September 30, 2009.

	(iv)	Subscription for Shares of the Cullen Value Fund, incorporated by reference to Registrant’s Post-Effective Amendment No. 36 on Form N-1A filed August 30, 2012.

	(v)	Subscription for Shares of the Cullen Emerging Markets High Dividend Fund, incorporated by reference to Registrant’s Post-Effective Amendment No. 36 on Form N-1A filed August 30, 2012.

	(vi)	Subscription for Shares of the Cullen Enhanced Equity Income Fund filed herewith.

(m)	Rule 12b-1 Plan

	(i)	Distribution Plan (Rule 12b-1 Plan) for Cullen High Dividend Equity Fund (Retail Class), incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A filed August 1, 2003.

	(ii)	Distribution Plan (Rule 12b-1 Plan) for Cullen High Dividend Equity Fund (Class C), incorporated by reference to Registrant’s Post-Effective Amendment No. 11 on Form N-1A filed October 28, 2004.

	(iii)	Distribution Plan (Rule 12b-1 Plan) for Cullen High Dividend Equity Fund (Classes R1 and R2), incorporated by reference to Registrant’s Post-Effective Amendment No. 25 filed on Form N-1A April 21, 2009.

	(iv)	Distribution Plan (Rule 12b-1 Plan) for Cullen International High Dividend Fund (Retail Class), incorporated by reference to Registrant’s Post-Effective Amendment No. 25 filed on Form N-1A April 21, 2009.

	(v)	Distribution Plan (Rule 12b-1 Plan) for Cullen International High Dividend Fund (Class C), incorporated by reference to Registrant’s Post-Effective Amendment No. 25 filed on Form N-1A April 21, 2009.

	(vi)	Distribution Plan (Rule 12b-1 Plan) for Cullen International High Dividend Fund (Classes R1 and R2), incorporated by reference to Registrant’s Post-Effective Amendment No. 25 on Form N-1A filed April 21, 2009.

	(vii)	Distribution Plan (Rule 12b-1 Plan) for Cullen Small Cap Value Fund (Retail Class, Class C, Class R1 and Class R2), incorporated by reference to Registrant’s Post-Effective Amendment No. 30 on Form N-1A filed October 26, 2009.

	(viii)	Distribution Plan (Rule 12b-1 Plan) for Cullen Value Fund (Retail Class, Class C and Class R1), incorporated by reference to Registrant’s Post-Effective Amendment No. 36 on Form N-1A filed August 30, 2012.

	(ix)	Distribution Plan (Rule 12b-1 Plan) for Cullen Emerging Markets High Dividend Fund (Retail Class, Class C and Class R1), incorporated by reference to Registrant’s Post-Effective Amendment No. 36 on Form N-1A filed August 30, 2012.

	(x)	Distribution Plan (Rule 12b-1 Plan) for Cullen Enhanced Equity Income Fund (Retail Class and Class C) filed herewith.

(n)	Rule 18f-3 Multiple Class Plan

	(i)	Amended and Restated Multiple Class Plan for Cullen High Dividend Fund dated February 12, 2009, incorporated by reference to Registrant’s Post-Effective Amendment No. 25 filed on Form N-1A filed April 21, 2009.

	(ii)	Amended and Restated Multiple Class Plan for Cullen International High Dividend Fund dated February 12, 2009, incorporated by reference to Registrant’s Post-Effective Amendment No. 25 filed on Form N-1A filed April 21, 2009.

	(iii)	Multiple Class Plan for Cullen Small Cap Value Fund dated August 6, 2009, incorporated by reference to Registrant’s Post-Effective Amendment No. 29 on Form N-1A filed September 30, 2009.

	(iv)	Multiple Class Plan for Cullen Value Fund, incorporated by reference to Registrant’s Post-Effective Amendment No. 36 on Form N-1A filed August 30, 2012.

	(v)	Multiple Class Plan for Cullen Emerging Markets High Dividend Fund, incorporated by reference to Registrant’s Post-Effective Amendment No. 36 on Form N-1A filed August 30, 2012.

	(vi)	Multiple Class Plan for Cullen Enhanced Equity Income Fund filed herewith.

(o)	Reserved

(p)	Code of Ethics

	(i)	Code of Ethics for Registrant and Cullen Capital Management LLC dated November 1, 2006, incorporated by reference to Registrant’s Post-Effective Amendment No. 20 on Form N-1A filed October 26, 2007.

	(ii)	Code of Ethics for ALPS Distributors, Inc. dated February 3, 2006, incorporated by reference to Registrant’s Post-Effective Amendment No. 28 on Form N-1A filed August 31, 2009.

	(iii)	Code of Ethics for ALPS Distributors, Inc., as amended, dated September 30, 2013, incorporated by reference to Registrant’s Post-Effective Amendment No. 42 on Form N-1A filed October 28, 2014.

	(iv)	Code of Ethics for ALPS Distributors, Inc., as amended, dated December 19, 2014, incorporated by reference to Registrant’s Post-Effective Amendment No. 44 on Form N-1A filed September 23, 2015.

(q)	Powers of Attorney

	(i)	Conformed Copy of Power of Attorney of Trustee, President, James P. Cullen, Trustee, Dr. Curtis J. Flanagan, Trustee, Matthew J. Dodds, Trustee, Robert J. Garry, Trustee, Stephen G. Fredericks, Treasurer, Jeffrey T. Battaglia, Vice President, John C. Gould, Vice President, Brooks, H. Cullen and Secretary, Rahul D. Sharma, dated February 12, 2009, incorporated by reference to Registrant’s Post-Effective Amendment No. 25 on Form N-1A filed April 21, 2009.

	(ii)	Conformed Copy of Power of Attorney of Trustee, Robert J. Garry, Trustee, Stephen G. Fredericks, Trustee, Daniel J. Campbell, Executive Vice President, John C. Gould, Vice President, Brooks H. Cullen, Secretary, Rahul D. Sharma and Treasurer, Jeffrey T. Battaglia, dated September 28, 2010, incorporated by reference to Registrant’s Post-Effective Amendment No. 33 on Form N-1A filed October 27, 2011.

	(iii)	Conformed Copy of Power of Attorney of Trustee James H. Wildman dated October 28, 2013, incorporated by reference to Registrant’s Post-Effective Amendment No. 40 on Form N-1A filed October 28, 2013.

	(iv)	Conformed Copy of Power of Attorney of Trustee Jeffrey Hemmings dated September 14, 2015, incorporated by reference to Registrant’s Post-Effective Amendment No. 44 on Form N-1A filed September 23, 2015.

Item 29.	Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.	Indemnification.

Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust. Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 31.	Business and Other Connections of the Investment Adviser.

Cullen Capital Management LLC serves as the investment adviser for the Registrant. The business and other connections of Cullen Capital Management LLC are set forth in the Uniform Application for Investment Adviser Registration (“Form ADV”) of Cullen Capital Management LLC as filed with the SEC (File No. 801-57576) on March 31, 2012 and which is incorporated by reference herein.

Item 32. Principal Underwriters.

(a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 1290 Funds, 13D Activist Fund, ALPS Series Trust, Arbitrage Funds, AQR Funds, Babson Capital Funds Trust, BBH Trust, BLDRS Index Funds Trust, Broadview Funds Trust, Brown Management Funds, Caldwell & Orkin Funds, Inc., Centaur Mutual Funds Trust, Century Capital Management Trust, Columbia ETF Trust, Cortina Funds, Inc., CRM Mutual Fund Trust, CSOP ETF Trust, Cullen Funds, DBX ETF TRUST, Centre Funds, ETFS Trust, EGA Emerging Global Shares Trust, EGA Frontier Diversified Core Fund, Elkhorn ETF Trust, Financial Investors Trust, Firsthand Funds, Goldman Sachs ETF Trust, Griffin Institutional Access Real Estate Fund, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, Index Funds, IndexIQ Active ETF Trust, Index IQ ETF Trust, James Advantage Funds, Lattice Strategies Trust, Laudus Trust, Laudus Institutional Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, Mairs & Power Funds Trust, Oak Associates Funds, Pax World Series Trust I, Pax World Funds Trust III, PowerShares QQQ 100 Trust Series 1, Principal Exchange-Traded Funds, Reality Shares ETF Trust, Resource Credit Income Fund, Resource Real Estate Diversified Income Fund, RiverNorth Funds, Russell Exchange Traded Funds Trust, SCS Hedged Opportunities Master Fund, SCS Hedged Opportunities Fund, SCS Hedged Opportunities (TE) Fund, Smead Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Total Return US Treasury Fund, Transparent Value Trust, USCF ETF Trust, Wakefield Alternative Series Trust, Wasatch Funds, WesMark Funds, Westcore Trust, Whitebox Mutual Funds, Williams Capital Liquid Assets Fund, and Wilmington Funds.

(b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund

Edmund J. Burke	Director	None

Jeremy O. May	President, Director	None

Thomas A. Carter	Executive Vice President, Director	None

Bradley J. Swenson	Senior Vice President, Chief Operating Officer	None

Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None

Aisha J. Hunt	Senior Vice President, General Counsel and Assistant Secretary	None

Eric T. Parsons	Vice President, Controller and Assistant Treasurer	None

Randall D. Young**	Secretary	None

Gregg Wm. Givens**	Vice President, Treasurer and Assistant Secretary	None

Douglas W. Fleming**	Assistant Treasurer	None

Steven Price	Vice President, Chief Compliance Officer	None

Liza Orr	Vice President, Attorney	None

Taylor Ames	Vice President, PowerShares	None

Troy A. Duran	Senior Vice President, Chief Financial Officer	None

James Stegall	Vice President	None

Gary Ross	Senior Vice President	None

Kevin Ireland	Senior Vice President	None

Mark Kiniry	Senior Vice President	None

Tison Cory	Vice President, Intermediary Operations	None

Hilary Quinn	Vice President	None

Jennifer Craig	Assistant Vice President	None

* Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

** The principal business address for Messrs. Young, Givens and Fleming is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

(c)	Not applicable.

Item 33.	Location of Accounts and Records.

(a)	The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, “Records”) at its offices at 645 Fifth Avenue, New York, NY 10017.

(b)	Cullen Capital Management LLC maintains all Records relating to its services as investment adviser to the Registrant at 645 Fifth Avenue, New York, NY 10022.

(c)	ALPS Fund Services, Inc. maintains all Records relating to its services as administrator, accounting agent and Transfer Agent of the Registrant at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(d)	ALPS Distributors, Inc. maintains all Records relating to its services as Distributor of the Registrant at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(e)	State Street Bank and Trust maintains all Records relating to its serves as Custodian of the Registrant at One Lincoln St., Boston, Massachusetts 02111.

Item 34.	Management Services Not Discussed in Parts A and B.

Not applicable.

Item 35.	Undertakings.

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, the Trust, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on the 15th day of December, 2015.

CULLEN FUNDS TRUST

By:	/s/ James P. Cullen
James P. Cullen
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below on the 15th day of December, 2015 by the following persons in the capacities indicated.

Signature	Title	Date

/s/ James P. Cullen	Trustee and Chief Executive Officer	December 15, 2015
James P. Cullen

/s/ Stephen G. Fredericks*	Independent Trustee	December 15, 2015
Stephen G. Fredericks

/s/ Robert J. Garry*	Independent Trustee	December 15, 2015
Robert J. Garry

/s/ Daniel J. Campbell*	Independent Trustee	December 15, 2015
Daniel J. Campbell

/s/ James H. Wildman*	Independent Trustee	December 15, 2015
James H. Wildman

/s/ Jeffrey T. Battaglia*	Treasurer and Principal	December 15, 2015
Jeffrey T. Battaglia	Accounting Officer

*By:	/s/ James P. Cullen
James P. Cullen
Attorney in Fact

EXHIBIT INDEX

CULLEN FUNDS TRUST

Exhibit #	Title of Exhibit
(d)(iv)	Investment Advisory Agreement between Cullen Funds Trust and Cullen Capital Management LLC on behalf of Cullen Enhanced Equity Fund
(e)(i)(C)	Amendment No.2 to Distribution Agreement between Cullen Funds Trust and ALPS Distributors, Inc.
(g)(i)(A)	Amendment No. 1 to Custody Agreement between Cullen Funds Trust and State Street Bank and Trust
(h)(i)(C)	Amendment No. 3 to Transfer Agent Servicing Agreement
(h)(vi)	Amended Shareholding Servicing Plan
(h)(vii)(C)	Amendment No.3 to Transfer Agent Interactive Client Services Agreement
(h)(viii)(C)	Amendment No. 3 to Blue Sky Services Agreement
(h)(ix)(A)	Amendment No. 1 to Administration, Bookkeeping, and Pricing Service Agreement
(h)(xv)	Operating Expenses Letter on Behalf of Enhanced Equity Income Fund dated November 12, 2015
(i)(vii)	Opinion and Consent of Counsel for the Cullen Enhanced Equity Fund
(l)(iv)	Subscription for Shares of the Cullen Enhanced Equity Income Fund
(m)(x)	Distribution Plan (Rule 12b-1 Plan) For Cullen Enhanced Equity Income Fund (Retail Class and Class C)
(n)(iv)	Multiple Class Plan for Cullen Enhanced Equity Income Fund